UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  November 30, 2012

Date of reporting period:  May 31, 2012

Item 1. Report to Stockholders.

PIA Funds

– PIA BBB Bond Fund
Managed Account Completion Shares (MACS)

– PIA MBS Bond Fund
Managed Account Completion Shares (MACS)

Semi-Annual Report

May 31, 2012

PIA Funds

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six month period ended May 31, 2012 regarding the following series of the PIA Mutual Funds for which Pacific Income Advisers, Inc. (PIA) is the adviser: the PIA BBB Bond Fund and the PIA MBS Bond Fund.

During the six months ended May 31, 2012, the total returns, including the reinvestment of dividends and capital gains, were as follows:

PIA BBB Bond Fund	6.31%
PIA MBS Bond Fund	2.14%

PIA BBB Bond Fund

The return of the PIA BBB Bond Fund for the six month period ended May 31, 2012 of 6.31% was lower than the Barclays Capital U.S. Credit Baa Bond Index return of 6.75% and the Barclays Capital U.S. Baa Corporate Index return of 7.00%.  The Fund has a strategy of using a broad diversification of BBB rated issuers, industry sectors and range of maturities.  The bonds held in the Fund represent over 130 different issuers.  The Fund’s securities in the foreign and utility sectors contributed to its lower return.

PIA MBS Bond Fund

The return of the PIA MBS Bond Fund for the six month period ended May 31, 2012 of 2.14% was below the Barclays Capital U.S. MBS Fixed Rate Index return of 2.27%.  The Fund has a broad diversification of coupon and sector selection.  Additionally, the Fund utilized dollar rolls for specific coupons with attractive yields, which added to returns.  The portfolio was broadly diversified across various coupons and sectors.

The Gross Domestic Product’s (GDP) annual rate of growth was +1.9% for the first quarter of 2012 compared to +3.0% during the fourth quarter of 2011 and 1.6% for all of 2011.  Although improving, the housing sector continued to be soft and unemployment levels were still above 8%.  The Federal Reserve maintained its easier monetary policy by keeping the Federal Funds Rate close to zero.  Inflation, as measured by the Consumer Price Index, declined to 2.3% year over year at April 2012, down from 3.0% during 2011.

Yields on 5-year Treasury notes and 30-year Treasury bonds declined by 29 and 42 basis points (bp), respectively, from November 30, 2011 to May 31, 2012.  Yields on 6 month and one-year Treasuries were relatively unchanged.  The slow economy, European sovereign risk, and accommodation by the Federal Reserve helped the bond market.

Interest rate spreads on BBB rated bonds over Treasuries declined during the period from 284 bp to 248 bp.  Spreads on Agency Mortgage-Backed Securities fell slightly from 198 bp to 186 bp.

We believe that the PIA BBB Bond Fund and the PIA MBS Bond Fund provide our clients with a means of efficiently investing in a broadly diversified portfolio of BBB rated bonds and agency mortgage-backed bonds, respectively.

1

PIA Funds

Please take a moment to review the Funds’ statements of assets and the results of operations for the six month period ended May 31, 2012.  We look forward to reporting to you again with the annual report dated November 30, 2012.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

Past performance is not a guarantee of future results.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in Asset-Backed and Mortgage-Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

The Funds may also use options, futures contracts, and swaps, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency rates.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the Prospectus.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s, Moody’s Investors Service, and Fitch Investors Service.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).

Diversification does not assure a profit or protect against risk in a declining market.

The Barclays Capital U.S. Credit Baa Bond Index is an unmanaged index consisting of bonds rated Baa.  The issues must be publicly traded and meet certain maturity and issue size requirements.  Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors.  Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers.  The Barclays Capital U.S. Baa Corporate Index is an unmanaged index consisting of bonds rated Baa.  The issues must be publicly traded and meet certain maturity and issue size requirements.  Bonds are represented by the Industrial, Utility, and Finance sectors.  Non-corporate sectors are not included in this index.  The Barclays Capital U.S. MBS Fixed Rate Index (the “MBS Index”) is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).  The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates.  Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon.  The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index.  About 600 of these generic aggregates meet the criteria.  You cannot invest directly in an index.

Gross Domestic Product (“GDP”) is the amount of goods and services produced in a year, in a country.

Consumer Price Index (“CPI”) measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Basis point equals 1/100th of 1%.

Please refer to the Schedule of Investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

2

PIA Funds
Expense Example – May 31, 2012
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/11 – 5/31/12).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.00% per the advisory agreements for the PIA BBB Bond Fund and the PIA MBS Bond Fund.  Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/11	Value 5/31/12	Period 12/1/11 – 5/31/12*
PIA BBB Bond Fund
Actual	$1,000.00	$1,063.10	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.00

PIA MBS Bond Fund
Actual	$1,000.00	$1,021.40	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.00

*
Expenses are equal to each Fund’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 366 days to reflect the one-half year expense.

3

PIA Funds
PIA BBB BOND FUND
Allocation of Portfolio Assets – May 31, 2012
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

4

PIA Funds
PIA MBS BOND FUND
Allocation of Portfolio Assets – May 31, 2012
(Unaudited)

Investments by Issuer
As a Percentage of Total Investments

5

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2012
(Unaudited)

Principal Amount		Value

CORPORATE BONDS 88.6%

Agricultural Chemicals 1.0%
	Mosaic Co.
$3,160,000	3.75%, due 11/15/21	$3,312,486

Agriculture 0.8%
	Bunge Limited Finance Corp.
1,925,000	8.50%, due 6/15/19	2,453,147

Airlines 0.5%
	Continental Airlines, Inc.
629,282	5.975%, due 4/19/22	682,771
	Delta Air Lines, Inc.
877,245	7.75%, due 12/17/19	1,002,252
		1,685,023

Auto Parts 1.4%
	Advance Auto Parts, Inc.
1,600,000	5.75%, due 5/1/20	1,824,750
	Johnson Controls, Inc.
2,480,000	4.25%, due 3/1/21	2,699,738
		4,524,488

Autos 2.0%
	Ford Motor Co.
700,000	7.45%, due 7/16/31	915,250
	Ford Motor Credit Co. LLC
3,300,000	7.00%, due 4/15/15	3,712,500
1,500,000	5.875%, due 8/2/21	1,706,972
		6,334,722

Banks 4.3%
	Capital One Financial Corp.
2,915,000	6.15%, due 9/1/16	3,267,295
	Citigroup, Inc.
1,350,000	5.50%, due 2/15/17	1,392,343
1,600,000	6.125%, due 8/25/36	1,584,475
	Discover Bank
450,000	8.70%, due 11/18/19	574,936
	Fifth Third Bancorp
1,630,000	4.50%, due 6/1/18	1,731,404
425,000	8.25%, due 3/1/38	602,113
	Huntington Bancshares
1,440,000	7.00%, due 12/15/20	1,703,243
	Key Bank NA
1,000,000	5.80%, due 7/1/14	1,079,054
	Suntrust Banks
1,200,000	6.00%, due 9/11/17	1,337,275
	UBS AG Preferred Funding Trust
400,000	6.243%, due 5/15/16 (a)	371,200
		13,643,338

Biotech 1.9%
	Amgen, Inc.
1,850,000	3.875%, due 11/15/21	1,941,053
1,750,000	5.15%, due 11/15/41	1,811,644
	Biogen Idec, Inc.
2,010,000	6.875%, due 3/1/18	2,471,878
		6,224,575

Broker 1.7%
	Jefferies Group, Inc.
760,000	6.25%, due 1/15/36	665,000
	Merrill Lynch & Co., Inc.
1,960,000	5.70%, due 5/2/17	1,993,810
1,800,000	6.11%, due 1/29/37	1,730,777
	Nomura Holdings, Inc.
850,000	6.70%, due 3/4/20	941,502
		5,331,089

Cable/Satellite 1.2%
	Direct TV Holdings
2,760,000	5.00%, due 3/1/21	3,033,245
800,000	6.00%, due 8/15/40	879,909
		3,913,154

Chemicals 1.9%
	Agrium, Inc.
1,700,000	6.125%, due 1/15/41	2,090,660

The accompanying notes are an integral part of these financial statements.

6

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2012 (continued)
(Unaudited)

Principal Amount		Value

Chemicals 1.9% (Continued)
	Dow Chemical Co.
$1,575,000	4.25%, due 11/15/20	$1,680,873
1,640,000	7.375%, due 11/1/29	2,184,019
		5,955,552
Communications 1.3%
	Telefonica Emisiones SAU
1,935,000	5.462%, due 2/16/21	1,731,125
1,400,000	7.045%, due 6/20/36	1,245,684
	U.S. WEST Communications, Inc.
1,285,000	6.875%, due 9/15/33	1,268,937
		4,245,746

Construction 0.7%
	CRH America, Inc.
2,118,000	6.00%, due 9/30/16	2,333,346

Consumer Products 0.1%
	Fortune Brands, Inc.
181,000	5.375%, due 1/15/16	202,477

Diversified Manufacturing 0.2%
	Ingersoll-Rand Global
	Holding Company Ltd.
560,000	6.875%, due 8/15/18	687,312

Electric Utilities 7.8%
	Ameren Corp.
700,000	8.875%, due 5/15/14	782,872
	Constellation Energy Group
1,360,000	7.60%, due 4/1/32	1,813,395
	Dominion Resources, Inc.
1,230,000	5.15%, due 7/15/15	1,376,071
570,000	4.90%, due 8/1/41	642,715
	DTE Energy Co.
1,360,000	6.375%, due 4/15/33	1,770,073
	Duke Energy Corp.
1,370,000	6.25%, due 6/15/18	1,670,803
	Entergy Texas, Inc.
2,304,000	7.125%, due 2/1/19	2,841,330
	Exelon Corp.
845,000	4.90%, due 6/15/15	922,476
1,315,000	5.625%, due 6/15/35	1,458,912
	FirstEnergy Corp.
965,000	7.375%, due 11/15/31	1,232,058
	Indiana Michigan Power
850,000	6.50%, due 3/15/37	1,046,676
	Jersey Central Power & Light
1,300,000	7.35%, due 2/1/19	1,676,471
	Nevada Power Co.
1,210,000	6.50%, due 8/1/18	1,500,484
	NiSource Finance Corp.
1,715,000	5.40%, due 7/15/14	1,859,768
	Oncor Electric Delivery
695,000	7.00%, due 5/1/32	849,727
	Southern Union Co.
2,500,000	7.60%, due 2/1/24	3,030,313
	Teco Finance, Inc.
550,000	5.15%, due 3/15/20	633,316
		25,107,460

Electronic Parts Distribution 0.7%
	Arrow Electronics, Inc.
2,160,000	5.125%, due 3/1/21	2,274,854

Electronics 0.7%
	Amphenol Corp.
2,300,000	4.00%, due 2/1/22	2,371,905

Energy 0.1%
	Diamond Offshore Drilling, Inc.
400,000	5.875%, due 5/1/19	474,167

Finance 0.8%
	SLM Corp.
1,000,000	5.375%, due 5/15/14	1,031,864
1,510,000	8.45%, due 6/15/18	1,600,600
		2,632,464

The accompanying notes are an integral part of these financial statements.

7

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2012 (continued)
(Unaudited)

Principal Amount		Value

Finance – Credit Cards 0.9%
	American Express Co.
$2,955,000	6.80%, due 9/1/66 (a)	$3,039,956

Food 2.9%
	ConAgra Foods, Inc.
2,300,000	7.00%, due 10/1/28	2,885,329
	Kraft Foods, Inc.
955,000	4.125%, due 2/9/16	1,039,168
1,885,000	6.50%, due 8/11/17	2,285,604
1,650,000	6.875%, due 2/1/38	2,177,972
	Kroger Co.
780,000	6.15%, due 1/15/20	954,676
		9,342,749

Gas Pipelines 0.2%
	Plains All American Pipeline, L.P.
500,000	6.50%, due 5/1/18	603,818

Health Care 1.4%
	Cardinal Health, Inc.
1,500,000	5.80%, due 10/15/16	1,746,084
	Humana, Inc.
2,255,000	7.20%, due 6/15/18	2,732,821
		4,478,905

Insurance 5.3%
	Allstate Corp.
350,000	6.125%, due 5/15/37 (a)	332,500
	American International Group, Inc.
1,475,000	5.05%, due 10/1/15	1,561,717
1,350,000	8.25%, due 8/15/18	1,627,379
1,830,000	8.175%, due 5/15/58 (a)	1,910,062
	CIGNA Corp.
165,000	6.15%, due 11/15/36	196,792
	CNA Financial Corp.
700,000	5.85%, due 12/15/14	753,682
	Genworth Financial, Inc.
700,000	5.75%, due 6/15/14	714,305
	Hartford Financial Services Group
500,000	5.375%, due 3/15/17	531,722
	Lincoln National Corp.
1,100,000	8.75%, due 7/1/19	1,399,193
	Marsh & McLennan Cos., Inc.
633,000	5.75%, due 9/15/15	704,600
	Metlife, Inc.
855,000	6.40%, due 12/15/66	816,611
	Protective Life Corp.
350,000	7.375%, due 10/15/19	405,189
	Prudential Financial, Inc.
2,275,000	5.10%, due 9/20/14	2,450,152
870,000	6.625%, due 12/1/37	1,017,679
	Willis North America, Inc.
1,365,000	6.20%, due 3/28/17	1,546,605
	XL Capital Ltd.
900,000	5.25%, due 9/15/14	951,335
		16,919,523
Internet Based Services 0.5%
	Expedia, Inc.
1,500,000	5.95%, due 8/15/20	1,592,131

Investment Management 0.2%
	Janus Capital Group, Inc.
750,000	6.70%, due 6/15/17	804,503

Measurement Instruments 0.8%
	Agilent Technologies, Inc.
2,160,000	5.00%, due 7/15/20	2,483,168

Media 8.3%
	CBS Corp.
2,720,000	5.75%, due 4/15/20	3,179,025
	Comcast Corp.
2,550,000	6.50%, due 1/15/17	3,035,020
2,235,000	7.05%, due 3/15/33	2,825,398
	Interpublic Group of Companies
2,830,000	6.25%, due 11/15/14	3,063,475
	News America, Inc.
750,000	5.30%, due 12/15/14	824,340
1,910,000	6.20%, due 12/15/34	2,142,055

The accompanying notes are an integral part of these financial statements.

8

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2012 (continued)
(Unaudited)

Principal Amount		Value

Media 8.3% (Continued)
	Time Warner, Inc.
$3,540,000	7.625%, due 4/15/31	$4,623,612
	Time Warner Cable, Inc.
3,850,000	7.50%, due 4/1/14	4,290,178
	Time Warner Entertainment
	Company, L.P.
1,460,000	8.375%, due 7/15/33	2,021,062
	Viacom, Inc.
360,000	6.875%, due 4/30/36	469,087
		26,473,252

Medical Services 0.3%
	Medco Health Solutions, Inc.
700,000	7.125%, due 3/15/18	869,086

Metals 0.6%
	Alcoa, Inc.
810,000	5.55%, due 2/1/17	893,718
	Southern Copper Corp.
850,000	6.75%, due 4/16/40	896,065
		1,789,783

Mining 3.7%
	Barrick Gold Corp.
1,470,000	6.95%, due 4/1/19	1,832,418
	Cliffs Natural Resources Inc.
1,270,000	4.875%, due 4/1/21	1,324,492
	Freeport-McMoRan
	Copper & Gold Inc.
2,700,000	3.55%, due 3/1/22	2,683,360
	Newmont Mining Corp.
2,510,000	5.125%, due 10/1/19	2,871,495
	Vale Overseas Limited
1,460,000	6.25%, due 1/23/17	1,652,885
1,375,000	6.875%, due 11/21/36	1,580,250
		11,944,900

Office Equipment 1.0%
	Xerox Corp.
2,876,000	6.40%, due 3/15/16	3,287,300

Oil and Gas 11.6%
	Anadarko Petroleum Corp.
800,000	5.95%, due 9/15/16	907,974
1,100,000	6.45%, due 9/15/36	1,289,624
	Canadian Natural Resources
835,000	6.00%, due 8/15/16	979,925
725,000	6.50%, due 2/15/37	919,174
	Devon Energy Corp.
665,000	7.95%, due 4/15/32	948,350
	Enterprise Products
555,000	5.60%, due 10/15/14	610,428
1,100,000	5.95%, due 2/1/41	1,268,892
	Hess Corp.
575,000	8.125%, due 2/15/19	748,224
1,970,000	7.875%, due 10/1/29	2,609,480
	Kinder Morgan Energy Partners
1,160,000	5.125%, due 11/15/14	1,257,309
1,420,000	5.80%, due 3/15/35	1,504,971
	Marathon Oil Corp.
427,000	5.90%, due 3/15/18	502,750
690,000	6.60%, due 10/1/37	871,793
	Murphy Oil Corp.
2,500,000	7.05%, due 5/1/29	2,971,310
	Nexen, Inc.
900,000	6.40%, due 5/15/37	991,980
	Pemex Master Trust
2,340,000	5.75%, due 3/1/18	2,626,650
1,350,000	6.625%, due 6/15/35	1,549,125
	Petrobras International
	Finance Co.
2,785,000	5.875%, due 3/1/18	3,091,180
2,290,000	6.875%, due 1/20/40	2,696,580
	Suncor Energy, Inc.
500,000	6.10%, due 6/1/18	596,626
1,910,000	6.50%, due 6/15/38	2,346,343

The accompanying notes are an integral part of these financial statements.

9

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2012 (continued)
(Unaudited)

Principal Amount		Value

Oil and Gas 11.6% (Continued)
	Talisman Energy
$685,000	6.25%, due 2/1/38	$755,933
	Transocean, Inc.
820,000	6.00%, due 3/15/18	925,203
	Valero Energy Corp.
2,755,000	6.625%, due 6/15/37	3,071,927
	Weatherford International Ltd.
850,000	9.625%, due 3/1/19	1,121,923
		37,163,674
Pharmacy Services 1.0%
	Express Scripts, Inc.
2,805,000	6.25%, due 6/15/14	3,071,829

Pipelines 2.3%
	El Paso Electric Co.
1,000,000	6.00%, due 5/15/35	1,198,394
	Enbridge Energy Partners, L.P.
590,000	5.20%, due 3/15/20	673,923
	EQT Corp.
2,280,000	8.125%, due 6/1/19	2,732,345
	Tennessee Gas Pipeline
1,225,000	7.50%, due 4/1/17	1,475,611
665,000	7.00%, due 10/15/28	840,025
	Transcanada Pipelines Limited
400,000	6.35%, due 5/15/67 (a)	411,233
		7,331,531
Real Estate Investment Trusts 2.0%
	Duke Realty LP
1,350,000	8.25%, due 8/15/19	1,676,378
	ERP Operating LP
715,000	5.25%, due 9/15/14	769,107
	Health Care Property
	Investors, Inc.
850,000	6.00%, due 1/30/17	956,588
	Health Care REIT, Inc.
650,000	5.25%, due 1/15/22	700,554
	Healthcare Realty Trust
775,000	5.125%, due 4/1/14	804,505
	Hospitality Properties Trust
620,000	5.625%, due 3/15/17	664,355
	ProLogis
650,000	6.875%, due 3/15/20	775,962
		6,347,449
Retail 2.2%
	Gap, Inc.
300,000	5.95%, due 4/12/21	310,293
	Kohl’s Corp.
2,050,000	6.875%, due 12/15/37	2,682,329
	Macy’s Retail Holdings, Inc.
2,850,000	6.375%, due 3/15/37	3,429,605
	Staples, Inc.
550,000	9.75%, due 1/15/14	619,664
		7,041,891
Steel 0.9%
	Arcelormittal SA
1,870,000	9.00%, due 2/15/15	2,103,034
850,000	5.50%, due 3/1/21	810,809
		2,913,843
Technology 1.0%
	CA, Inc.
2,800,000	5.375%, due 12/1/19	3,183,715

Telecommunications 3.7%
	American Tower Corp.
2,550,000	5.05%, due 9/1/20	2,684,048
	British Telecom PLC
930,000	9.875%, due 12/15/30	1,409,451
	CenturyLink, Inc.
2,740,000	6.00%, due 4/1/17	2,929,038
	Deutsche Telekom
	International Finance
1,045,000	6.75%, due 8/20/18	1,252,641
1,145,000	8.75%, due 6/15/30	1,584,788

The accompanying notes are an integral part of these financial statements.

10

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2012 (continued)
(Unaudited)

Principal Amount		Value

Telecommunications 3.7% (Continued)
	Telecom Italia Capital
$1,250,000	5.25%, due 11/15/13	$1,246,875
710,000	7.721%, due 6/4/38	628,350
		11,735,191

Tobacco 2.2%
	Altria Group, Inc.
2,250,000	9.70%, due 11/10/18	3,097,793
455,000	9.95%, due 11/10/38	728,819
	Reynolds American, Inc.
2,535,000	6.75%, due 6/15/17	3,056,328
		6,882,940

Toys and Games 1.1%
	Mattel, Inc.
3,220,000	5.45%, due 11/1/41	3,631,568

Transportation 3.5%
	Burlington Northern Santa Fe
1,675,000	4.70%, due 10/1/19	1,921,930
1,285,000	6.15%, due 5/1/37	1,624,966
	CSX Corp.
990,000	5.60%, due 5/1/17	1,144,443
1,640,000	6.22%, due 4/30/40	2,057,533
	Norfolk Southern Corp.
1,100,000	5.257%, due 9/17/14	1,207,770
605,000	7.05%, due 5/1/37	835,533
	Union Pacific Corp.
1,765,000	6.15%, due 5/1/37	2,276,485
		11,068,660

Utilities – Gas 0.7%
	National Fuel Gas Co.
2,000,000	4.90%, due 12/1/21	2,164,466

Waste Disposal 1.2%
	Republic Services, Inc.
2,550,000	5.00%, due 3/1/20	2,885,662
	Waste Management, Inc.
660,000	7.75%, due 5/15/32	935,794
		3,821,456

Total Corporate Bonds
(cost $258,678,779)		283,694,592

SOVEREIGN BONDS 8.1%
	Federal Republic of Brazil
4,000,000	6.00%, due 1/17/17	4,704,000
3,410,000	7.125%, due 1/20/37	4,722,850
	Republic of Colombia
1,400,000	7.375%, due 3/18/19	1,795,500
1,090,000	7.375%, due 9/18/37	1,542,350
	Republic of Peru
1,230,000	8.375%, due 5/3/16	1,531,350
1,200,000	6.55%, due 3/14/37	1,566,000
	Republic of South Africa
2,000,000	6.50%, due 6/2/14	2,215,000
	United Mexican States
3,950,000	5.625%, due 1/15/17	4,542,500
2,593,000	6.75%, due 9/27/34	3,403,312

Total Sovereign Bonds
(cost $23,218,897)		26,022,862

The accompanying notes are an integral part of these financial statements.

11

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2012 (continued)
(Unaudited)

Shares	Value

SHORT-TERM INVESTMENTS 1.7%
5,421,581	Invesco STIT – Treasury
Portfolio – Institutional Class,
0.02% (b)	$5,421,581
Total Short-Term Investments
(cost $5,421,581)	5,421,581
Total Investments
(cost $287,319,257)	98.4%	315,139,035
Other Assets less Liabilities	1.6%	4,990,638
TOTAL NET ASSETS	100.0%	$320,129,673

(a)	Variable rate security. Rate shown reflects the rate in effect atMay 31, 2012.
(b)	Rate shown is the 7-day yield at May 31, 2012.

Country Allocation
Country	% of Net Assets
United States	79.1%
Brazil	5.8%
Mexico	3.8%
Canada	3.4%
Luxembourg	1.5%
Colombia	1.1%
Peru	1.0%
Spain	0.9%
Netherlands	0.9%
South Africa	0.7%
Switzerland	0.6%
Ireland	0.5%
United Kingdom	0.4%
Japan	0.3%
100.0%

The accompanying notes are an integral part of these financial statements.

12

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2012
(Unaudited)

Principal Amount		Value

MORTGAGE-BACKED SECURITIES 88.4%

U.S. Government Agencies 88.4%
	FHLMC Pool
$100,677	4.50%, due 5/1/20, #G18052	$107,731
83,025	4.50%, due 3/1/21, #G18119	88,738
78,863	5.00%, due 3/1/21, #G18105	84,932
227,725	4.50%, due 5/1/21, #J01723	243,608
77,446	6.00%, due 6/1/21, #G18124	84,846
248,211	4.50%, due 9/1/21, #G12378	265,600
75,469	5.00%, due 11/1/21, #G18160	81,276
68,674	5.00%, due 2/1/22, #G12522	73,959
132,095	5.00%, due 2/1/22, #J04411	141,992
255,093	5.50%, due 3/1/22, #G12577	275,920
117,983	5.00%, due 7/1/22, #J05243	126,822
1,547,306	4.00%, due 3/1/26, #J14785	1,635,400
15,559	5.50%, due 5/1/35, #B31639	17,017
594,073	5.00%, due 8/1/35, #A36351	641,468
341,736	4.50%, due 9/1/35, #A37616	365,476
629,496	4.50%, due 10/1/35, #A37869	673,226
416,543	4.50%, due 10/1/35, #A38023	445,480
216,217	4.50%, due 10/1/35, #G01890	231,237
385,043	5.00%, due 10/1/35, #G01940	415,762
601,710	6.00%, due 1/1/36, #A42208	665,767
41,822	7.00%, due 1/1/36, #G02048	49,294
587,542	5.50%, due 2/1/36, #G02031	642,563
215,521	7.00%, due 8/1/36, #G08148	254,047
723,924	6.50%, due 9/1/36, #A54908	815,485
265,103	6.50%, due 11/1/36, #A54094	298,633
275,301	5.50%, due 2/1/37, #A57840	300,135
587,044	5.00%, due 5/1/37, #A60268	632,411
495,845	5.00%, due 6/1/37, #G03094	534,165
1,509,697	5.50%, due 6/1/37, #A61982	1,643,525
944,631	6.00%, due 6/1/37, #A62176	1,041,063
1,632,667	6.00%, due 6/1/37, #A62444	1,805,968
255,101	5.00%, due 7/1/37, #A63187	274,815
805,795	5.50%, due 8/1/37, #G03156	877,225
180,733	6.50%, due 8/1/37, #A70413	203,592
15,551	7.00%, due 8/1/37, #A70079	18,330
63,272	7.00%, due 9/1/37, #A65171	73,660
35,210	7.00%, due 9/1/37, #A65335	40,991
20,340	7.00%, due 9/1/37, #A65670	23,679
92,725	7.00%, due 9/1/37, #A65780	107,948
15,468	7.00%, due 9/1/37, #A65941	18,008
5,726	7.00%, due 9/1/37, #A66041	6,537
208,293	7.00%, due 9/1/37, #G03207	245,527
171,971	6.50%, due 11/1/37, #A68726	193,722
881,901	5.00%, due 2/1/38, #A73370	950,056
27,451	5.00%, due 2/1/38, #G03836	29,572
93,757	5.00%, due 3/1/38, #A73704	101,003
1,006,746	5.00%, due 4/1/38, #A76335	1,084,548
302,991	5.50%, due 4/1/38, #G04121	329,849
54,785	5.00%, due 5/1/38, #A77463	59,019
119,764	5.50%, due 5/1/38, #A77265	130,306
318,967	5.50%, due 5/1/38, #G04215	347,042
223,545	5.00%, due 6/1/38, #A77986	240,821
65,264	5.00%, due 6/1/38, #G04522	70,308
81,375	5.00%, due 7/1/38, #A79197	87,664
385,636	4.50%, due 9/1/38, #G04773	412,064
103,401	5.00%, due 9/1/38, #G04690	111,392
1,752,148	5.00%, due 10/1/38, #G04832	1,887,556
19,670	5.00%, due 11/1/38, #A82849	21,190
101,138	5.00%, due 12/1/38, #G05683	108,954
945,255	5.00%, due 2/1/39, #G05507	1,018,305
125,413	4.50%, due 4/1/39, #A85612	134,008
382,234	5.00%, due 5/1/39, #G08345	412,012
303,673	4.50%, due 9/1/39, #A88357	324,484
165,014	5.00%, due 9/1/39, #G05904	177,767
524,600	4.50%, due 11/1/39, #G05748	560,551
479,601	4.50%, due 12/1/39, #A90175	512,468
135,634	4.50%, due 4/1/40, #C03464	145,098
341,498	4.50%, due 5/1/40, #A92269	365,328
2,114,637	4.50%, due 5/1/40, #G06047	2,259,556
1,150,952	4.50%, due 6/1/40, #A92533	1,231,267
264,092	4.50%, due 6/1/40, #A92594	282,520
74,622	4.50%, due 8/1/40, #A93437	81,352
1,930,909	4.50%, due 8/1/40, #A93505	2,065,650

The accompanying notes are an integral part of these financial statements.

13

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2012 (continued)
(Unaudited)

Principal Amount		Value

U.S. Government Agencies 88.4% (Continued)
	FHLMC Pool (continued)
$428,969	4.50%, due 1/1/41, #A96176	$458,903
106,702	4.50%, due 2/1/41, #A97013	114,315
114,140	4.50%, due 4/1/41, #Q00285	122,283
1,865,590	4.50%, due 9/1/41, #C03701	1,998,688
83,037	4.50%, due 11/1/41, #Q04699	88,961
	FHLMC GOLD TBA (a)
6,000,000	3.00%, due 6/15/27	6,269,062
7,000,000	3.50%, due 6/15/42	7,333,594
6,000,000	3.50%, due 7/15/42	6,269,064
	FNMA Pool
43,483	4.50%, due 10/1/20, #842732	46,754
150,726	4.50%, due 12/1/20, #813954	162,066
81,204	4.50%, due 2/1/21, #845437	87,314
137,921	5.00%, due 2/1/21, #865191	149,526
58,375	5.00%, due 5/1/21, #879112	63,214
215,662	4.50%, due 7/1/21, #845515	231,887
132,594	5.50%, due 10/1/21, #905090	144,271
110,369	5.00%, due 2/1/22, #900946	119,518
232,896	6.00%, due 2/1/22, #912522	256,118
275,024	5.00%, due 6/1/22, #937709	297,219
138,475	5.00%, due 7/1/22, #938033	149,651
153,373	5.00%, due 7/1/22, #944887	167,428
558,014	5.50%, due 7/1/22, #905040	612,387
34,623	4.00%, due 7/1/25, #AE1318	36,800
35,852	4.00%, due 10/1/25, #AE1601	38,107
733,535	4.00%, due 12/1/25, #AH6058	787,684
690,576	4.00%, due 1/1/26, #AH3925	733,993
31,077	4.00%, due 1/1/26, #MA0624	33,031
77,151	4.00%, due 3/1/26, #AH8485	82,170
1,517,976	4.00%, due 5/1/26, #AH8174	1,616,734
436,172	4.50%, due 4/1/29, #MA0022	469,257
7,575	7.00%, due 8/1/32, #650101	8,982
143,577	4.50%, due 3/1/35, #814433	154,221
159,318	4.50%, due 4/1/35, #735396	171,129
93,350	4.50%, due 5/1/35, #822854	100,271
59,030	7.00%, due 6/1/35, #821610	68,942
121,036	4.50%, due 7/1/35, #826584	130,009
17,065	5.00%, due 7/1/35, #833958	18,501
45,534	7.00%, due 7/1/35, #826251	53,180
166,825	4.50%, due 8/1/35, #835751	179,193
67,897	7.00%, due 9/1/35, #842290	79,298
45,503	4.50%, due 11/1/35, #256032	48,876
99,573	5.00%, due 12/1/35, #852482	107,950
94,758	4.50%, due 1/1/36, #852510	101,783
24,746	7.00%, due 2/1/36, #865190	28,902
21,548	7.00%, due 4/1/36, #887709	25,194
1,042,488	5.00%, due 5/1/36, #745515	1,130,198
20,219	5.00%, due 7/1/36, #888789	21,933
60,038	6.50%, due 7/1/36, #897100	67,790
125,332	7.00%, due 7/1/36, #887793	146,537
390,607	6.50%, due 8/1/36, #878187	441,040
175,800	6.00%, due 8/1/36, #892925	194,079
192,583	5.00%, due 9/1/36, #893621	208,726
129,061	7.00%, due 9/1/36, #900964	150,897
363,683	5.50%, due 10/1/36, #831845	398,942
256,505	5.50%, due 10/1/36, #893087	280,171
267,619	6.00%, due 10/1/36, #897174	295,445
265,624	5.50%, due 12/1/36, #256513	290,131
1,753	6.50%, due 12/1/36, #920162	1,993
95,232	7.00%, due 1/1/37, #256567	111,344
529,567	5.50%, due 2/1/37, #256597	578,425
249,564	6.00%, due 2/1/37, #909357	275,513
8,831	7.00%, due 2/1/37, #915904	10,325
89,586	5.00%, due 3/1/37, #913007	97,095
328,586	5.50%, due 3/1/37, #256636	358,490
18,515	5.00%, due 4/1/37, #914599	20,067
418,637	6.50%, due 5/1/37, #917052	472,689
1,354,260	5.50%, due 6/1/37, #918554	1,477,512
283,096	5.50%, due 6/1/37, #918705	308,861
1,157,745	6.00%, due 6/1/37, #888413	1,278,126
853,506	6.00%, due 6/1/37, #917129	942,252
124,756	7.00%, due 6/1/37, #256774	145,676
82,715	7.00%, due 6/1/37, #940234	96,585
101,488	5.00%, due 7/1/37, #944534	110,047

The accompanying notes are an integral part of these financial statements.

14

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2012 (continued)
(Unaudited)

Principal Amount		Value

U.S. Government Agencies 88.4% (Continued)
	FNMA Pool (continued)
$394,289	5.50%, due 10/1/37, #954939	$430,174
308,151	6.00%, due 12/1/37, #965488	340,192
946,622	5.50%, due 2/1/38, #961691	1,032,774
376,167	5.00%, due 1/1/39, #AA0835	407,699
65,530	5.00%, due 1/1/39, #AA0840	71,023
4,519	5.00%, due 1/1/39, #AA0862	4,897
17,419	5.00%, due 3/1/39, #AA4461	18,901
399,826	5.00%, due 3/1/39, #930635	433,341
13,585	5.00%, due 3/1/39, #930760	14,723
59,388	5.00%, due 3/1/39, #995948	64,366
278,661	4.50%, due 4/1/39, #AA4590	299,146
522,800	5.00%, due 4/1/39, #930871	567,276
486,480	5.00%, due 4/1/39, #930992	527,866
363,470	5.00%, due 4/1/39, #995930	393,937
1,086,296	4.50%, due 6/1/39, #AA7681	1,166,150
480,406	5.00%, due 6/1/39, #995896	520,675
786,411	4.50%, due 7/1/39, #AE8152	844,221
274,277	5.00%, due 7/1/39, #995895	297,267
1,144,905	4.50%, due 8/1/39, #931837	1,229,068
1,068,801	5.00%, due 8/1/39, #AC3221	1,159,727
2,967,279	4.00%, due 12/1/39, #AE0215	3,163,210
318,454	4.50%, due 12/1/39, #932324	341,864
64,147	4.50%, due 2/1/40, #AC8494	68,863
158,156	4.50%, due 2/1/40, #AD1045	170,277
155,147	4.50%, due 2/1/40, #AD2832	166,552
100,587	5.00%, due 3/1/40, #AB1186	109,145
3,727,124	5.00%, due 5/1/40, #AD6374	4,058,179
49,652	5.00%, due 6/1/40, #AD8058	54,062
430,233	5.00%, due 7/1/40, #AD4634	468,447
594,476	5.00%, due 7/1/40, #AD4994	647,279
70,904	5.00%, due 7/1/40, #AD7565	77,201
2,000,809	4.50%, due 8/1/40, #AD8035	2,154,141
316,342	4.50%, due 8/1/40, #AD8397	340,585
464,005	4.50%, due 8/1/40, #890236	498,057
613,759	4.00%, due 9/1/40, #AE4311	654,152
63,471	4.00%, due 9/1/40, #AE4312	67,648
1,384,646	4.50%, due 9/1/40, #AE1500	1,490,759
507,207	4.00%, due 10/1/40, #AE6057	540,587
283,844	4.50%, due 11/1/40, #AE5162	305,596
270,372	4.00%, due 1/1/41, #AE4583	288,166
406,654	4.00%, due 2/1/41, #AH3200	433,417
633,504	4.50%, due 3/1/41, #AH7009	682,053
2,417,179	4.50%, due 4/1/41, #AH9054	2,606,197
58,630	4.50%, due 5/1/41, #AI1364	63,214
566,233	4.50%, due 5/1/41, #AI1888	610,512
3,283,429	4.50%, due 5/1/41, #AL0160	3,535,057
416,553	4.50%, due 6/1/41, #AI4815	449,127
33,853	4.00%, due 8/1/41, #AI8218	36,092
47,116	4.50%, due 9/1/41, #AH3865	50,800
192,031	4.50%, due 9/1/41, #AI4050	206,748
27,462	4.50%, due 9/1/41, #AJ0729	29,610
425,637	4.00%, due 10/1/41, #AJ4052	453,782
1,363,961	4.00%, due 11/1/41, #AB3946	1,454,153
2,807,347	4.00%, due 11/1/41, #AJ4668	2,992,983
2,918,743	4.00%, due 11/1/41, #AJ5643	3,111,745
356,068	4.00%, due 3/1/42, #AK7153	380,336
494,025	4.00%, due 4/1/42, #MA1028	527,695
	FNMA TBA (a)
6,000,000	3.00%, due 6/15/27	6,281,250
4,000,000	4.00%, due 6/15/40	4,259,375
2,000,000	3.50%, due 6/15/41	2,099,687
3,000,000	3.50%, due 7/15/41	3,141,561
	GNMA Pool
26,298	7.00%, due 9/15/35, #647831	31,222
184,264	5.00%, due 10/15/35, #642220	204,130
114,542	5.00%, due 11/15/35, #550718	126,891
116,015	5.50%, due 11/15/35, #650091	129,248
94,956	5.50%, due 12/15/35, #646307	105,787
116,711	5.50%, due 4/15/36, #652534	129,987
117,026	6.50%, due 6/15/36, #652593	134,945
81,502	5.50%, due 7/15/36, #608993	90,773
126,749	6.50%, due 10/15/36, #646564	146,593
162,199	6.00%, due 11/15/36, #617294	183,083
187,070	6.50%, due 12/15/36, #618753	216,358

The accompanying notes are an integral part of these financial statements.

15

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2012 (continued)
(Unaudited)

Shares/
Principal Amount		Value

U.S. Government Agencies 88.4% (Continued)
	GNMA Pool (continued)
$281,323	5.50%, due 2/15/37, #658419	$313,192
686,745	6.00%, due 4/15/37, #668411	772,374
617,985	5.00%, due 8/15/37, #671463	683,646
314,888	6.00%, due 10/15/37, #664379	354,151
119,566	5.50%, due 8/15/38, #677224	133,092
300,984	5.50%, due 8/15/38, #691314	335,033
16,341	5.50%, due 12/15/38, #705632	18,190
2,973,413	4.50%, due 5/15/39, #717066	3,267,657
27,400	5.50%, due 6/15/39, #714262	30,516
1,274,207	5.50%, due 6/15/39, #714720	1,419,148
1,503,316	4.50%, due 7/15/39, #720160	1,652,081
4,122,966	5.00%, due 9/15/39, #726311	4,561,033
21,333	5.50%, due 1/15/40, #723631	23,786
71,540	5.50%, due 2/15/40, #680537	79,767
	GNMA TBA (a)
5,000,000	4.00%, due 6/15/41	5,465,625
2,000,000	3.50%, due 6/15/42	2,135,000
		154,073,504
Total Mortgage-Backed Securities
(cost $147,781,657)		154,073,504
U.S. GOVERNMENT
INSTRUMENTALITIES 20.2%
U.S. Treasury Notes 20.2%
	U.S. Treasury Note
15,000,000	1.375%, due 10/15/12	15,071,490
10,000,000	1.375%, due 11/15/12	10,057,030
10,000,000	1.125%, due 12/15/12	10,053,520
		35,182,040
Total U.S. Government Instrumentalities
(cost $35,176,958)		35,182,040
SHORT-TERM INVESTMENTS 15.9%
12,693,807	Fidelity Institutional Money
	Market Government
	Portfolio – Class I, 0.01% (b)	12,693,807
$15,000,000	U.S. Treasury Bill,
	0.062%, due 8/23/12 (c)	14,997,840
Total Short-Term Investments
(cost $27,690,366)		27,691,647
Total Investments
(cost $210,648,981) 124.5%		216,947,191
Liabilities less Other Assets (24.5)%		(42,666,017)
TOTAL NET ASSETS 100.0%		$174,281,174
(a)	Security purchased on a when-issued basis. As of May 31, 2012, the total cost of investments purchased on a when-issued basis was $36,755,977 or 21.1% of total net assets.
(b)	Rate shown is the 7-day yield at May 31, 2012.
(c)	Rate shown is the discount rate at May 31, 2012.
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

16

PIA Funds
Statements of Assets and Liabilities – May 31, 2012
(Unaudited)

	BBB	MBS
	Bond Fund	Bond Fund
Assets:
Investments in securities, at value (cost $287,319,257 and $210,648,981, respectively)	$315,139,035	$216,947,191
Deposit at broker for futures contracts	—	10,757
Receivable for fund shares sold	531,288	53,439
Investment receivable	6,663,341	—
Interest receivable	4,424,346	498,338
Due from investment adviser (Note 4)	32,708	22,620
Collateral receivable from broker	—	4,183
Prepaid expenses	29,759	23,782
Total assets	326,820,477	217,560,310

Liabilities:
Payable for securities purchased	6,387,869	43,033,945
Payable for fund shares redeemed	222,043	191,140
Administration fees	13,966	11,527
Custody fees	3,264	3,977
Transfer agent fees and expenses	20,388	5,538
Fund accounting fees	24,130	18,657
Audit fees	8,584	8,584
Chief Compliance Officer fee	1,784	1,313
Accrued expenses	8,776	4,455
Total liabilities	6,690,804	43,279,136
Net Assets	$320,129,673	$174,281,174

Net Assets Consist of:
Paid-in capital	$290,943,915	$167,441,489
Undistributed net investment income/(loss)	80,737	(420,037)
Accumulated net realized gain on investments	1,285,243	961,512
Net unrealized appreciation on investments	27,819,778	6,298,210
Net Assets	$320,129,673	$174,281,174

Net Asset Value, Offering Price and Redemption Price Per Share	$10.02	$10.03

Shares Issued and Outstanding
(Unlimited number of shares authorized, par value $0.01)	31,933,937	17,376,274

The accompanying notes are an integral part of these financial statements.

17

PIA Funds
Statements of Operations –Six Months Ended May 31, 2012
(Unaudited)

	BBB	MBS
	Bond Fund	Bond Fund
Investment Income:
Interest	$7,190,968	$1,794,988
Dividends	973	140
Total investment income	7,191,941	1,795,128

Expenses:
Fund accounting fees (Note 4)	48,144	38,051
Transfer agent fees and expenses (Note 4)	40,616	12,630
Administration fees (Note 4)	29,215	23,088
Registration fees	14,439	11,579
Custody fees (Note 4)	11,372	13,712
Audit fees	8,611	8,611
Trustees’ fees	8,501	5,774
Insurance	8,281	3,906
Legal fees	4,310	3,901
Chief Compliance Officer fee (Note 4)	3,748	2,775
Reports to shareholders	2,552	1,463
Miscellaneous	13,081	5,366
Total expenses	192,870	130,856
Less: Expense reimbursement from adviser (Note 4)	(192,870)	(130,856)
Net expenses	—	—
Net investment income	7,191,941	1,795,128

Realized and Unrealized Gain on Investments
Net realized gain on investments	1,447,892	961,622
Net change in unrealized appreciation on investments	9,412,241	700,006
Net gain on investments	10,860,133	1,661,628
Net increase in net assets resulting from operations	$18,052,074	$3,456,756

The accompanying notes are an integral part of these financial statements.

18

PIA Funds
Statements of Changes in Net Assets

	BBB		MBS
	Bond Fund		Bond Fund
	Six Months		Six Months
	Ended		Ended
	May 31, 2012	Year Ended	May 31, 2012	Year Ended
	(Unaudited)	Nov. 30, 2011	(Unaudited)	Nov. 30, 2011
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$7,191,941	$16,182,468	$1,795,128	$3,810,552
Net realized gain on investments	1,447,892	16,802,583	961,622	1,089,888
Net change in unrealized appreciation/(depreciation)
on investments	9,412,241	(13,960,014)	700,006	922,978
Net increase in net assets resulting from operations	18,052,074	19,025,037	3,456,756	5,823,418

Distributions Paid to Shareholders:
Distributions from net investment income	(7,224,277)	(16,583,136)	(2,450,306)	(4,730,712)
Distributions from net realized gains on investments	(14,474,368)	—	(315,468)	(2,604,164)
Total distributions	(21,698,645)	(16,583,136)	(2,765,774)	(7,334,876)

Capital Share Transactions:
Net proceeds from shares sold	77,381,532	57,296,207	30,856,154	42,949,217
Distributions reinvested	7,263,359	4,887,666	1,259,110	2,983,277
Payment for shares redeemed	(34,806,452)	(128,109,190)	(6,895,267)	(18,382,559)
Net increase/(decrease) in net assets
from capital share transactions	49,838,439	(65,925,317)	25,219,997	27,549,935
Total increase/(decrease) in net assets	46,191,868	(63,483,416)	25,910,979	26,038,477

Net Assets, Beginning of Period	273,937,805	337,421,221	148,370,195	122,331,718
Net Assets, End of Period	$320,129,673	$273,937,805	$174,281,174	$148,370,195
Includes Undistributed Net Investment Income/(Loss) of	$80,737	$113,073	$(420,037)	$235,141

Transactions in Shares:
Shares sold	7,763,988	5,655,116	3,086,269	4,336,746
Shares issued on reinvestment of distributions	739,802	485,324	126,048	302,768
Shares redeemed	(3,476,100)	(12,494,626)	(689,217)	(1,853,811)
Net increase/(decrease) in shares outstanding	5,027,690	(6,354,186)	2,523,100	2,785,703

The accompanying notes are an integral part of these financial statements.

19

PIA Funds
BBB BOND FUND
Financial Highlights

	Six Months
	Ended		Year Ended Nov. 30,
	May 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.18		$10.14	$9.70	$7.76	$9.53	$9.69

Income From Investment Operations:
Net investment income	0.24		0.53	0.54	0.56	0.55	0.52
Net realized and unrealized gain/(loss)
on investments and swap contracts	0.38		0.05	0.44	1.95	(1.79)	(0.16)
Total from investment operations	0.62		0.58	0.98	2.51	(1.24)	0.36

Less Distributions:
Distributions from net investment income	(0.24)		(0.54)	(0.54)	(0.57)	(0.53)	(0.52)
Distributions from net realized
gains on investments	(0.54)		—	—	—	—	—
Total distributions	(0.78)		(0.54)	(0.54)	(0.57)	(0.53)	(0.52)

Net asset value, end of period	$10.02		$10.18	$10.14	$9.70	$7.76	$9.53

Total Return	6.31	%++	5.88%	10.33%	33.28%	-13.58%	3.87%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$320,130		$273,938	$337,421	$331,490	$165,352	$189,038
Ratio of expenses to average net assets:
Net of expense reimbursement	0.00	%+	0.00%	0.00%	0.00%	0.00%	0.00%
Before expense reimbursement	0.13	%+	0.13%	0.12%	0.14%	0.18%	0.19%
Ratio of net investment income to average net assets:
Net of expense reimbursement	4.75	%+	5.13%	5.41%	6.35%	6.06%	5.65%
Before expense reimbursement	4.62	%+	5.00%	5.29%	6.21%	5.88%	5.46%
Portfolio turnover rate	20	%++	58%	45%	84%	39%	226%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

20

PIA Funds
MBS BOND FUND
Financial Highlights

	Six Months
	Ended		Year Ended Nov. 30,
	May 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.99		$10.14	$10.14	$10.35	$10.25	$10.14

Income From Investment Operations:
Net investment income	0.11		0.28	0.32	0.49	0.59	0.51
Net realized and unrealized gain on investments	0.10		0.13	0.11	0.38	0.07	0.11
Total from investment operations	0.21		0.41	0.43	0.87	0.66	0.62

Less Distributions:
Distributions from net investment income	(0.15)		(0.35)	(0.34)	(0.51)	(0.56)	(0.51)
Distributions from net realized
gains on investments	(0.02)		(0.21)	(0.09)	(0.57)	(0.00)#	(0.00)#
Total distributions	(0.17)		(0.56)	(0.43)	(1.08)	(0.56)	(0.51)

Net asset value, end of period	$10.03		$9.99	$10.14	$10.14	$10.35	$10.25

Total Return	2.14	%++	4.32%	4.37%	9.05%	6.64%	6.30%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$174,281		$148,370	$122,332	$106,098	$108,337	$344,801
Ratio of expenses to average net assets:
Net of expense reimbursement	0.00	%+	0.00%	0.00%	0.00%	0.00%	0.00%
Before expense reimbursement	0.16	%+	0.18%	0.19%	0.20%	0.19%	0.17%
Ratio of net investment income to average net assets:
Net of expense reimbursement	2.20	%+	2.83%	3.22%	4.93%	5.33%	5.39%
Before expense reimbursement	2.04	%+	2.65%	3.03%	4.73%	5.14%	5.22%
Portfolio turnover rate	122	%++	122%	388%	108%	126%	139%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

21

PIA Funds
Notes to Financial Statements – May 31, 2012
(Unaudited)

Note 1 – Organization

The PIA BBB Bond Fund and the PIA MBS Bond Fund (the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Currently, the Funds offer the Managed Account Completion Shares (MACS) class.  Each of the Funds is diversified and has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA BBB Bond Fund (the “BBB Bond Fund”) is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor’s Rating Group, the Baa category by Moody’s Investors Services or the BBB category by Fitch, Inc.  The investment objective of the PIA MBS Bond Fund (the “MBS Bond Fund”) is to seek to provide a total rate of return that approximates that of mortgage-backed securities (“MBS”) included in the Barclays Capital U.S. MBS Fixed Rate Index.  The BBB Bond Fund and the MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively.  Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the Funds.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations.  The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009 – 2011, or expected to be taken in the Funds’ 2012 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

22

PIA Funds
Notes to Financial Statements – May 31, 2012 (continued)
(Unaudited)

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis.  Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2012, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

23

PIA Funds
Notes to Financial Statements – May 31, 2012 (continued)
(Unaudited)

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.  The Funds’ investments are carried at fair value.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

All foreign securities owned by the BBB Bond Fund are U.S. dollar denominated.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

24

PIA Funds
Notes to Financial Statements – May 31, 2012 (continued)
(Unaudited)

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.

Short-Term Securities – Short-term securities which mature in 60 days or less are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).  Short-term securities which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2012:

BBB Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$283,694,592	$—	$283,694,592
Sovereign Bonds	—	26,022,862	—	26,022,862
Total Fixed Income	—	309,717,454	—	309,717,454
Short-Term Investments	5,421,581	—	—	5,421,581
Total Investments	$5,421,581	$309,717,454	$—	$315,139,035

MBS Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Mortgage-Backed Securities –
U.S. Government Agencies	$—	$154,073,504	$—	$154,073,504
U.S. Government Instrumentalities	—	35,182,040	—	35,182,040
Total Fixed Income	—	189,255,544	—	189,255,544
Short-Term Investments	12,693,807	14,997,840	—	27,691,647
Total Investments	$12,693,807	$204,253,384	$—	$216,947,191

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at May 31, 2012, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Funds during the six months ended May 31, 2012.

25

PIA Funds
Notes to Financial Statements – May 31, 2012 (continued)
(Unaudited)

New Accounting Pronouncement – On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement.  The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement.  The effective date of the ASU is for interim and annual periods beginning after December 15, 2011.  At this time, the Funds are evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  The Funds are currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates

The Funds have investment advisory agreements with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  Under the agreement, the Funds do not pay the Adviser an investment advisory fee.  However, investors in the Funds will be charged investment advisory fees by the Adviser and persons other than the Adviser.  Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds.  Participants in “wrap-fee” programs pay fees to the program sponsor, who in turn pays fees to the Adviser.

The Funds are responsible for their own operating expenses.  PIA has voluntarily agreed to limit the total expenses of the Funds to an annual rate of 0.00% of average daily net assets through March 30, 2013.  This waiver may be discontinued at any time after March 30, 2013 as long as the Adviser provides shareholders of the Funds with written notice six months in advance of the discontinuance.  The Adviser may not recoup expense reimbursements in future periods.  For the six months ended May 31, 2012, the Adviser absorbed Fund expenses in the amount of $192,870 and $130,856 for the BBB Bond Fund and the MBS Bond Fund, respectively.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

26

PIA Funds
Notes to Financial Statements – May 31, 2012 (continued)
(Unaudited)

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

For the six months ended May 31, 2012, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	BBB Bond Fund	MBS Bond Fund
Administration	$29,215	$23,088
Fund Accounting	48,144	38,051
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	34,447	8,041
Custody	11,372	13,712
Chief Compliance Officer	3,748	2,775

At May 31, 2012, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

	BBB Bond Fund	MBS Bond Fund
Administration	$13,966	$11,527
Fund Accounting	24,130	18,657
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	17,924	3,883
Custody	3,264	3,977
Chief Compliance Officer	1,784	1,313

Note 5 – Purchases and Sales of Securities

For the six months ended May 31, 2012, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. government obligations) were $87,549,617 and $35,435,905, respectively, for the BBB Bond Fund and $200,488,789 and $177,956,271, respectively, for the MBS Bond Fund.  Purchases and sales of U.S. government obligations for the six months ended May 31, 2012 were $17,803,880, and $23,014,477, respectively, for the BBB Bond Fund.  There were no long-term purchases and sales of U.S. government obligations during the six months ended May 31, 2012 in the MBS Bond Fund.

Note 6 – Line of Credit

The BBB Bond Fund has a line of credit in the amount of $18,400,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the BBB Bond Fund’s custodian, U.S. Bank N.A.  During the six months ended May 31, 2012, the BBB Bond Fund did not draw upon its line of credit.

27

PIA Funds
Notes to Financial Statements – May 31, 2012 (continued)
(Unaudited)
Note 7 – Federal Income Tax Information

Net investment income and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of paydowns.

The tax character of distributions paid during the six months ended May 31, 2012 and the year ended November 30, 2011 was as follows:

	BBB Bond Fund		MBS Bond Fund
	May 31, 2012	Nov. 30, 2011	May 31, 2012	Nov. 30, 2011
Ordinary income	$7,224,277	$16,583,136	$2,765,774	$7,334,876
Long-term capital gains	14,474,368	—	—	—

Ordinary income distributions may include dividends paid from short-term capital gains.

As of November 30, 2011, the Funds’ most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	BBB Bond Fund	MBS Bond Fund
Cost of investments (a)	$248,606,454	$156,757,602
Gross unrealized appreciation	20,645,136	5,598,204
Gross unrealized depreciation	(2,399,994)	—
Net unrealized appreciation	18,245,142	5,598,204
Undistributed ordinary income	113,073	550,499
Undistributed long-term capital gain	14,474,114	—
Total distributable earnings	14,587,187	550,499
Other accumulated gains/(losses)	—	—
Total accumulated earnings/(losses)	$32,832,329	$6,148,703

(a)
The difference between book-basis and tax-basis net unrealized appreciation in the BBB Bond Fund is attributable primarily to wash sales.  The book-basis and tax-basis net unrealized appreciation is the same in the MBS Bond Fund.

28

PIA Funds
Notice to Shareholders – May 31, 2012
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available by calling 1-800-251-1970.

29

PIA Funds
Approval of Investment Advisory Agreements
(Unaudited)

At a meeting held on December 6-8, 2011, the Board, including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the continuance of the Advisory Agreements for the PIA BBB Bond Fund and PIA MBS Bond Fund with the Adviser for another annual term.  At this meeting, and at a prior meeting held on October 26-27, 2011, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreements.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreements:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENTS.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, and the Adviser’s business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss various marketing and compliance topics, including the Adviser’s diligence in risk oversight.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality, cost and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Funds as of August 31, 2011 on both an absolute basis, and in comparison to their peer funds as classified by Lipper and Morningstar.

PIA BBB Bond Fund:  The Board noted that the BBB Bond Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and Lipper Index for all relevant periods.  The Board noted that the BBB Bond Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for the three-month, one-year and five-year periods, equal to its peer group median and below its peer group average for the year-to-date period, below its peer group median but above its peer group average for the three-year period and below its peer group median and average for the since inception period.

PIA MBS Bond Fund:  The Board noted that the MBS Bond Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and Lipper Index for the five-year period, equal to its peer group median but below its Lipper Index for the three-month period, and below its peer group median and Lipper Index for the year-to-date, one-year and three-year periods.  The Board noted that the MBS Bond Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for the one-year, three-year and five-year periods and below its peer group median and average for the three-month and year-to-date periods.

30

PIA Funds
Approval of Investment Advisory Agreements (continued)
(Unaudited)

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENTS.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed, among other things, comparisons to its Lipper peer funds and all Fund expense waivers and reimbursements.  The Board also considered that the Adviser does not manage any separate accounts with a similar strategy to that of the Funds.

PIA BBB Bond Fund:  The Board noted that the Adviser does not charge management fees to the BBB Bond Fund.  The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including assets invested in the BBB Bond Fund.  The Board noted that the Adviser had also voluntarily absorbed all of the Fund’s ordinary operating expenses.

PIA MBS Bond Fund:  The Board noted that the Adviser does not charge management fees to the MBS Bond Fund.  The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including assets invested in the MBS Bond Fund.  The Board noted that the Adviser had also voluntarily absorbed all of the Fund’s ordinary operating expenses.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized by the Adviser as the assets of the Funds grow.  The Board noted that since the Adviser does not charge a management fee to the Funds, such economies of scale might be realized in the form of lower operating expenses as the Funds grow in size.  The Board determined to revisit the issue of economies of scale at a later date when Fund assets had increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, including the advisory fee it received from the wrap programs and other advisory accounts associated with assets invested in the Funds.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreements was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the PIA BBB Bond Fund and PIA MBS Bond, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreements for the PIA BBB Bond Fund and PIA MBS Bond would be in the best interest of each Fund and its shareholders.

31

(This Page Intentionally Left Blank.)

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA 90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY 10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

– PIA Moderate
Duration Bond Fund

– PIA Short-Term
Securities Fund

Semi-Annual Report

May 31, 2012

PIA Funds

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six month period ended May 31, 2012 regarding the following series of the PIA Mutual Funds for which Pacific Income Advisers, Inc. (PIA) is the adviser: the PIA Short-Term Securities Fund and the PIA Moderate Duration Bond Fund.

During the six months ended May 31, 2012, the total returns, including the reinvestment of dividends and capital gains, were as follows:

PIA Short-Term Securities Fund	0.22%
PIA Moderate Duration Bond Fund	2.37%

PIA Short-Term Securities Fund

The PIA Short-Term Securities Fund’s return of 0.22% for the six month period ended May 31, 2012 was higher than the Fund’s benchmark index, the BofA Merrill Lynch 1-Year U.S. Treasury Note Index, which returned 0.09% for the same period.  The Fund’s total return is net of 0.17% in Fund fees and expenses for the six months, compared to the benchmark index, which does not incur fees and expenses.  During this period, the Fund had close to a neutral maturity structure relative to the Fund’s benchmark index.  The Fund also had an overweight in short average life/floating rate government mortgage-backed securities, agencies and corporate notes which added yield to the portfolio.

PIA Moderate Duration Bond Fund

The PIA Moderate Duration Bond Fund’s return of 2.37% for the six month period ended May 31, 2012 was lower than the Fund’s benchmark index, the Barclays Capital U.S. Aggregate Bond Index.  The return for the benchmark index for the six month period ended May 31, 2012 was 3.46%.  The Fund’s total return is net of 0.25% in Fund fees and expenses for the six months, compared to the benchmark index, which does not incur fees and expenses.  The Fund’s return was largely the result of a more conservative strategy which included a shorter maturity structure, an underweight in financial sector bonds and commercial mortgage backed bonds.  The Fund’s small allocation to convertible bonds and emerging market sovereign bonds also reduced its return.

The Gross Domestic Product’s (GDP) annual rate of growth was +1.9% for the first quarter of 2012 compared to +3.0% during the fourth quarter of 2011 and 1.6% for all of 2011.  Although improving, the housing sector continued to be soft and unemployment levels were still above 8%.  The Federal Reserve maintained its easier monetary policy by keeping the Federal Funds Rate close to zero.  Inflation, as measured by the Consumer Price Index, declined to 2.3% year over year at April 2012, down from 3.0% during 2011.

Yields on 5-year Treasury notes and 30-year Treasury bonds declined by 29 and 42 basis points (bp), respectively, from November 30, 2011 to May 31, 2012.  Yields on 6 month and one-year Treasuries were relatively unchanged.  The slow economy, European sovereign risk, and accommodation by the Federal Reserve helped the bond market.

PIA Funds

Please take a moment to review the Funds’ statements of assets and the results of operations for the six month period ended May 31, 2012.  We look forward to reporting to you again with the annual report dated November 30, 2012.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

Past performance is not a guarantee of future results.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in Asset-Backed and Mortgage-Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

The Funds may also use options and futures contracts and the Moderate Duration Bond Fund may also use swaps, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency rates.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the Prospectus.

The Moderate Duration Bond Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to market volatility than a diversified fund.

The Barclays Capital U.S. Aggregate Bond Index (the “Index”) is an unmanaged index presented for comparative purposes only.  The Index represents securities that are U.S. domestic, taxable, and dollar denominated.  The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.  The BofA Merrill Lynch 1-Year U.S. Treasury Note Index (the “Index”) is an unmanaged index presented for comparative purposes only.  The Index is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.  You cannot invest directly in an index.

Gross Domestic Product (“GDP”) is the amount of goods and services produced in a year, in a country.

Consumer Price Index (“CPI”) measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Basis point equals 1/100th of 1%.

Please refer to the Schedule of Investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds
Expense Example – May 31, 2012
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/11 – 5/31/12).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.50% and 0.35% per the Operating Expenses Limitation Agreement for the PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund, respectively.  Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/11	Value 5/31/12	Period 12/1/11 – 5/31/12*
PIA Moderate Duration Bond Fund
Actual	$1,000.00	$1,023.70	$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.53

PIA Short-Term Securities Fund
Actual	$1,000.00	$1,002.20	$1.75
Hypothetical (5% return before expenses)	$1,000.00	$1,023.25	$1.77

*
Expenses are equal to a Fund’s annualized expense ratio, multiplied by the average account values over the period, multiplied by 183 (days in most recent fiscal half-year) / 366 days to reflect the one-half year expense.  The annualized expense ratios of the PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund are 0.50% and 0.35%, respectively.

PIA Funds
PIA MODERATE DURATION BOND FUND
Allocation of Portfolio Assets – May 31, 2012
(Unaudited)

Investments by Type
As a Percentage of Total Investments

PIA Funds
PIA SHORT-TERM SECURITIES FUND
Allocation of Portfolio Assets – May 31, 2012
(Unaudited)

Investments by Type
As a Percentage of Total Investments

Cash Equivalents
4.0%
Corporate Bonds
14.4%
Federal Deposit Insurance Corp.
Guaranteed Corp. Notes
4.1%
Federal Home Loan
Mortgage Corp.
9.6%
Federal National Mortgage Assoc.
23.9%
Government National
Mortgage Assoc.
0.7%
U.S. Treasuries
43.3%

PIA Funds
PIA MODERATE DURATION BOND FUND
Schedule of Investments – May 31, 2012
(Unaudited)

Principal Amount		Value

CORPORATE BONDS 25.1%

Agriculture 1.7%
	Archer-Daniels-Midland Co.
$275,000	5.375%, due 9/15/35	$326,699
	Bunge Limited Finance Corp.
400,000	8.50%, due 6/15/19	509,745
		836,444

Banks 3.2%
	Bank of America Corp.
325,000	5.125%, due 11/15/14	337,565
	Citigroup, Inc.
400,000	4.50%, due 1/14/22	411,128
	JPMorgan Chase & Co.
370,000	4.50%, due 1/24/22	395,497
	Wells Fargo & Co.
400,000	4.375%, due 1/31/13	409,536
		1,553,726

Beverages 1.1%
	Anheuser-Busch Inbev Worldwide
495,822	9.75%, due 11/17/15 (d)	549,124

Brokers 1.1%
	Goldman Sachs Group, Inc.
400,000	5.25%, due 7/27/21	396,396
	Morgan Stanley
150,000	6.625%, due 4/1/18	152,437
		548,833

Chemicals 2.7%
	CF Industries Holdings, Inc.
400,000	6.875%, due 5/1/18	476,999
	Eastman Chemical Co.
400,000	3.60%, due 8/15/22	399,796
	RPM International, Inc.
400,000	6.125%, due 10/15/19	461,289
		1,338,084

Construction Machinery 0.8%
	Caterpillar Financial Services Corp.
400,000	2.00%, due 4/5/13	404,821

Construction Materials 0.8%
	Vulcan Materials Co.
400,000	7.00%, due 6/15/18	420,000

Diversified Financial Services 0.8%
	General Electric Capital Corp.
350,000	5.00%, due 1/8/16	387,942

Diversified Manufacturing 0.2%
	Danaher Corp.
50,000	0.00%, due 1/22/21,
	convertible	75,813

Electric Utilities 1.2%
	Duke Energy Carolinas
450,000	6.10%, due 6/1/37	601,726

Financial Services 0.4%
	Apollo Investment Corp.
200,000	5.75%, due 1/15/16,
	convertible (e)	196,500

Health Care 0.6%
	Omnicare, Inc.
300,000	3.75%, due 4/1/42,
	convertible	278,625

Hotels 0.8%
	Starwood Hotels &
	Resorts Worldwide
350,000	7.875%, due 10/15/14	395,953

Insurance 1.8%
	American International Group, Inc.
500,000	4.25%, due 5/15/13	510,269
	MetLife, Inc.
350,000	5.00%, due 6/15/15	384,205
		894,474

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MODERATE DURATION BOND FUND
Schedule of Investments – May 31, 2012 (continued)
 (Unaudited)

Principal Amount		Value

Internet Software 0.4%
	DealerTrack Holdings, Inc.
$200,000	1.50%, due 3/15/17,
	convertible (e)	$203,750

Machinery 0.8%
	Manitowoc Co., Inc.
350,000	8.50%, due 11/1/20	377,125

Medical/Drugs 2.5%
	Alza Corp.
75,000	0.00%, due 7/28/20,
	convertible	68,156
	Amgen, Inc.
300,000	6.40%, due 2/1/39	359,848
	GlaxoSmithKline
400,000	5.65%, due 5/15/18	481,565
	Wyeth
275,000	5.45%, due 4/1/17	326,401
		1,235,970

Mining 0.8%
	Rio Tinto Finance USA Ltd.
300,000	6.50%, due 7/15/18	370,767

REITS 0.3%
	Boston Properties LP
50,000	3.75%, due 5/15/36,
	convertible	55,938
	National Retail Properties, Inc.
75,000	3.95%, due 9/15/26,
	convertible	83,625
		139,563

Retail 0.6%
	Target Corp.
200,000	7.00%, due 1/15/38	287,659

Telecommunications 0.8%
	Sprint Nextel Corp.
250,000	6.00%, due 12/1/16	230,000
	Verizon Communications, Inc.
100,000	7.75%, due 12/1/30	141,417
		371,417

Tools 0.9%
	Stanley Black & Decker Inc.
400,000	5.20%, due 9/1/40	448,489

Wireless Communications 0.8%
	Motorola, Inc.
400,000	5.375%, due 11/15/12	408,570

Total Corporate Bonds
(cost $11,477,846)		12,325,375

SOVEREIGN BONDS 1.8%
	Federal Republic of Brazil
347,076	12.50%, due 1/5/16 (d)	414,756
	Republic of Chile
454,633	5.50%, due 8/5/20 (d)	483,320

Total Sovereign Bonds
(cost $967,957)		898,076

MORTGAGE-BACKED SECURITIES 35.0%

U.S. Government Agencies 35.0%
	FHLMC Pool
54,345	4.50%, due 12/1/14, #B17362	55,694
23,374	4.50%, due 6/1/24, #G13584	24,917
496,521	4.50%, due 10/1/24, #J10934	528,901
33,932	4.50%, due 6/1/25, #G14013	36,172
507,666	5.50%, due 5/1/26, #D96978	556,555
126,955	5.00%, due 7/1/37, #A62994	136,767
909,235	5.00%, due 4/1/38, #A75230	979,502
209,243	5.50%, due 11/1/38, #G08300	227,661
604,620	5.50%, due 1/1/39, #G05072	657,839
119,922	5.00%, due 2/1/39, #G05518	129,190
194,088	4.50%, due 7/1/39, #A87307	207,389
123,482	4.00%, due 8/1/39, #A87714	131,201
36,272	4.50%, due 11/1/39, #A89870	38,758
826,285	5.00%, due 2/1/40, #A91627	890,658

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MODERATE DURATION BOND FUND
Schedule of Investments – May 31, 2012 (continued)
(Unaudited)

Principal Amount/
Shares		Value

U.S. Government Agencies 35.0% (continued)
	FHLMC Pool (continued)
$76,540	4.50%, due 5/1/40, #G06047	$81,785
103,911	5.50%, due 5/1/40, #G06091	113,122
786,627	4.50%, due 6/1/40, #A92533	841,519
24,722	4.50%, due 8/1/40, #G06024	26,841
318,212	4.50%, due 10/1/40, #G06062	340,417
	FHLMC GOLD TBA (g)
1,300,000	3.50%, due 6/15/42	1,361,954
	FNMA Pool
379,473	5.50%, due 1/1/38, #952038	414,009
269,674	5.00%, due 4/1/38, #929301	292,279
775,457	5.50%, due 8/1/38, #889988	861,298
242,705	5.00%, due 3/1/39, #995906	263,049
2,095,608	4.00%, due 12/1/39, #AE0215	2,233,982
1,118,138	5.00%, due 5/1/40, #AD6374	1,217,455
133,115	4.00%, due 10/1/40, #AE6083	141,875
909,308	4.00%, due 11/1/41, #AB3946	969,435
	GNMA Pool
18,895	5.00%, due 1/15/34, #626039	20,955
18,751	5.00%, due 6/15/37, #565183	20,743
137,395	4.50%, due 10/15/38, #782441	150,970
366,555	5.00%, due 1/15/39, #708121	405,501
723,026	5.00%, due 6/15/39, #713464	799,848
138,191	4.50%, due 9/15/40, #733483	152,104
337,256	5.00%, due 9/15/40, #731669	373,616
921,688	4.50%, due 6/15/41, #724138	1,014,194
493,204	4.50%, due 6/15/41, #749259	546,865
		17,245,020
Total Mortgage-Backed Securities
(cost $16,613,700)		17,245,020

U.S. GOVERNMENT AGENCIES AND
INSTRUMENTALITIES 29.3%
Federal Deposit Insurance Corporation
Guaranteed Corporate Notes 0.9%
	General Electric Capital Corp.
450,000	2.00%, due 9/28/12	452,607

U.S. Treasury Bonds 4.2%
	U.S. Treasury Bond
1,695,000	3.75%, due 8/15/41	2,079,289

U.S. Treasury Notes 24.2%
	U.S. Treasury Note
2,010,000	1.375%, due 10/15/12	2,019,580
2,000,000	1.125%, due 12/15/12	2,010,704
6,250,000	0.75%, due 3/31/13	6,280,031
400,000	1.875%, due 10/31/17	423,312
1,120,000	2.00%, due 2/15/22	1,165,413
		11,899,040
Total U.S. Government Agencies
and Instrumentalities
(cost $14,216,896)		14,430,936

EXCHANGE-TRADED FUNDS 3.1%
63,000	Market Vectors Emerging
	Markets Local Currency
	Bond ETF	1,529,010

Total Exchange-Traded Funds
(cost $1,659,133)		1,529,010

OPEN-END FUNDS 4.8%
235,006	PIA BBB Bond Fund (h)	2,354,761

Total Open-End Funds
(cost $2,354,003)		2,354,761

RIGHTS 0.0%
1	Global Crossing North
	America, Inc. Liquidating
	Trust (a) (b) (cost $0)	—

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MODERATE DURATION BOND FUND
Schedule of Investments – May 31, 2012 (continued)
(Unaudited)

Shares	Value

SHORT-TERM INVESTMENTS 2.5%
994,296	Fidelity Institutional Money
Market Government Portfolio -
Class I, 0.01% (c)	$994,296
243,285	Invesco STIT - Treasury
Portfolio - Institutional Class,
0.02% (c) (f)	243,285
Total Short-Term Investments
(cost $1,237,581)	1,237,581
Total Investments
(cost $48,527,116)	101.6%	50,020,759
Liabilities less Other Assets	(1.6)%	(790,985)
TOTAL NET ASSETS	100.0%	$49,229,774

(a)
Restricted security.  The interest in the liquidating trust was acquired through a distribution on December 9, 2003.  As of May 31, 2012, the security had a cost and value of $0 (0.0% of total net assets).

(b)	Valued at a fair value in accordance with procedures established by the Fund’s Board of Trustees.
(c)	Rate shown is the 7-day yield at May 31, 2012.
(d)	Par and market value for foreign securities are shown in U.S. dollars.
(e)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  The Fund’s adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2012, the value of these investments was $400,250 or 0.8% of total net assets.

(f)	A portion of the security is segregated in connection with credit default swap contracts.
(g)	Security purchased on a when-issued basis. As of May 31, 2012, the total cost of investments purchased on a when-issued basis was $1,347,938 or 2.7% of total net assets.
(h)	Investment in affiliated security. This Fund is advised by Pacific Income Advisers, Inc., which also serves as adviser to this Fund.
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MODERATE DURATION BOND FUND
Schedule of Investments – May 31, 2012 (continued)
(Unaudited)

Schedule of Credit Default Swaps on Credit Indices
Buy Protection

		Pay			Unrealized
		Fixed	Expiration	Notional	Appreciation/
Counterparty	Reference Index	Rate	Date	Amount	(Depreciation)
Barclays Bank PLC	CDX.EM.17	5.00%	6/20/17	$1,700,000	$6,732
Barclays Bank PLC	CDX.NA.HY.18	5.00%	6/20/17	2,500,000	(12,356)

Schedule of Non-Deliverable Forward Currency Contracts

			Unrealized
	Notional Amount,	Notional Amount,	Appreciation/
Expiration Date	Currency Sold	Currency Purchased	(Depreciation)
6/21/12	$826,366, U.S. Dollars	1,700,000, Brazilian Real	$(12,694)
6/14/12	$474,173, U.S. Dollars	235,000,000 Chilean Peso	20,360

Schedule of Open Futures Contracts

		No. of
	Settlement	Contracts Purchased/	Notional	Unrealized
Description	Month	(Sold)	Amount	Appreciation
U.S. Dollar	June 2012	20	$1,661,720	$59,016
S&P 500	June 2012	(2)	654,300	1,474

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA SHORT-TERM SECURITIES FUND
Schedule of Investments – May 31, 2012
(Unaudited)

Principal Amount		Value

CORPORATE BONDS 14.6%

Aerospace 0.3%
	Boeing Co.
$550,000	1.875%, due 11/20/12	$553,708

Banks 2.8%
	JPMorgan Chase & Co.
1,500,000	1.875%, due 3/20/15	1,499,945
	State Street Corp.
1,550,000	4.30%, due 5/30/14	1,653,790
	Wells Fargo & Co.
1,500,000	3.75%, due 10/1/14	1,582,681
		4,736,416

Brokers 0.7%
	Goldman Sachs Group, Inc.
500,000	3.625%, due 8/1/12	502,202
	Morgan Stanley
750,000	5.30%, due 3/1/13	765,139
		1,267,341

Capital Goods 1.5%
	Caterpillar Financial Services Corp.
1,300,000	2.00%, due 4/5/13	1,315,669
	John Deere Capital Corp.
1,234,000	5.10%, due 1/15/13	1,268,764
		2,584,433

Computer Equipment 0.8%
	Cisco Systems, Inc.
1,300,000	1.625%, due 3/14/14	1,326,018

Computers 0.1%
	Hewlett Packard Co.
150,000	4.50%, due 3/1/13	153,627

Diversified Financial Services 1.0%
	General Electric Capital Corp.
1,550,000	3.75%, due 11/14/14	1,630,202

Diversified Minerals 0.5%
800,000	BHP Billiton Finance USA, Ltd.
	1.00%, due 2/24/15	802,228

Electric Utilities 0.2%
	Southern California Edison Co.
255,000	5.75%, due 3/15/14	277,752

Financial Services 0.8%
	CME Group, Inc.
1,200,000	5.75%, due 2/15/14	1,296,551

Insurance 0.5%
	Metlife, Inc.
850,000	2.375%, due 2/6/14	868,427

Life Sciences Equipment 0.1%
	Thermo Fisher Scientific, Inc.
100,000	3.20%, due 5/1/15	105,823

Medical/Drugs 1.1%
	Abbott Laboratories
500,000	5.15%, due 11/30/12	511,346
	Eli Lilly & Co.
500,000	4.20%, due 3/6/14	532,505
	Wyeth
800,000	5.50%, due 2/1/14	865,292
		1,909,143

Retail 1.4%
	Target Corp.
1,300,000	1.125%, due 7/18/14	1,314,598
	Wal-Mart Stores, Inc.
1,000,000	1.625%, due 4/15/14	1,020,419
		2,335,017

Semiconductors 0.8%
	Texas Instruments, Inc.
1,300,000	1.375%, due 5/15/14	1,316,891

Software 0.4%
	Oracle Corp.
700,000	4.95%, due 4/15/13	727,963

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA SHORT-TERM SECURITIES FUND
Schedule of Investments – May 31, 2012 (continued)
(Unaudited)

Principal Amount		Value

Telecommunications 1.6%
	AT&T, Inc.
$1,500,000	0.875%, due 2/13/15	$1,495,984
	Verizon Communications, Inc.
1,250,000	5.25%, due 4/15/13	1,299,474
		2,795,458

Total Corporate Bonds
(cost $24,604,731)		24,686,998

MORTGAGE-BACKED SECURITIES 11.3%

U.S. Government Agencies 11.3%
	FHLMC ARM Pool (a)
14,082	2.231%, due 8/1/15, #755204	14,224
14,323	2.387%, due 2/1/22, #845113	15,290
37,392	2.75%, due 10/1/22, #635206	37,804
12,862	2.356%, due 6/1/23, #845755	13,087
9,011	2.33%, due 2/1/24, #609231	9,097
480,734	2.401%, due 1/1/25, #785726	513,911
11,460	2.533%, due 1/1/33, #1B0668	11,573
787,703	2.375%, due 10/1/34, #782784	834,526
336,516	2.552%, due 12/1/34, #1G0018	358,270
222,974	2.869%, due 4/1/36, #847671	238,941
	FHLMC Pool
876,074	5.00%, due 10/1/38, #G04832	943,778
	FNMA ARM Pool (a)
39,528	2.909%, due 7/1/25, #555206	40,138
238,086	2.113%, due 7/1/27, #424953	241,034
92,119	2.35%, due 3/1/28, #556438	97,254
133,396	2.406%, due 6/1/29, #508399	141,912
293,322	2.354%, due 4/1/30, #562912	311,065
95,935	2.334%, due 10/1/30, #670317	97,818
14,840	2.402%, due 7/1/31, #592745	14,981
106,800	2.442%, due 9/1/31, #597196	113,998
31,473	2.277%, due 11/1/31, #610547	31,848
4,052	2.25%, due 4/1/32, #629098	4,087
485,806	2.37%, due 10/1/33, #743454	516,338
1,653,774	2.625%, due 11/1/33, #755253	1,758,529
2,546,552	2.42%, due 5/1/34, #AC5719	2,710,761
614,774	2.382%, due 7/1/34, #779693	648,905
615,507	2.181%, due 10/1/34, #795136	647,410
417,187	2.502%, due 1/1/35, #805391	444,773
165,859	2.375%, due 10/1/35, #845041	176,633
328,555	2.232%, due 10/1/35, #846171	347,406
556,660	2.492%, due 1/1/36, #849264	594,741
196,018	2.779%, due 6/1/36, #872502	209,637
1,259,034	2.514%, due 1/1/37, #906389	1,345,839
1,311,563	2.978%, due 3/1/37, #907868	1,415,261
543,900	2.28%, due 8/1/37, #949772	556,319
91,884	2.375%, due 10/1/37, #955963	94,366
516,533	2.444%, due 11/1/37, #948183	552,420
296,833	2.89%, due 11/1/37, #953653	304,806
	FNMA Pool
1,208,518	5.00%, due 6/1/40, #AD5479	1,315,862
142,979	4.00%, due 11/1/41, #AJ3797	152,433
	GNMA II ARM Pool (a)
12,136	2.00%, due 11/20/21, #8871	12,600
79,076	1.625%, due 10/20/22, #8062	82,043
171,113	1.625%, due 11/20/26, #80011	177,533
42,159	2.00%, due 11/20/26, #80013	43,770
21,677	1.625%, due 12/20/26, #80021	22,490
10,502	1.625%, due 1/20/27, #80029	10,913
185,175	1.625%, due 7/20/27, #80094	191,505
262,972	1.625%, due 8/20/27, #80104	271,960
10,783	1.625%, due 10/20/27, #80122	11,188
94,654	1.625%, due 1/20/28, #80154	98,363
183,160	1.625%, due 10/20/29, #80331	190,031
37,263	1.625%, due 11/20/29, #80344	38,661
		19,028,132

Total Mortgage-Backed Securities
(cost $18,191,305)		19,028,132

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA SHORT-TERM SECURITIES FUND
Schedule of Investments – May 31, 2012 (continued)
(Unaudited)

Principal Amount		Value

U.S. GOVERNMENT AGENCIES AND
INSTRUMENTALITIES 71.6%

Federal Deposit Insurance Corporation
Guaranteed Corporate Notes 4.2%
	CitiBank N.A.
$5,000,000	1.75%, due 12/28/12	$5,044,730
	General Electric Capital Corp.
2,000,000	2.00%, due 9/28/12	2,011,588
		7,056,318

U.S. Government Agencies 23.4%
	FHLMC
1,500,000	1.375%, due 1/9/13	1,510,767
12,000,000	0.375%, due 11/27/13	12,016,235
	FNMA
4,000,000	4.75%, due 11/19/12	4,085,660
8,000,000	1.75%, due 5/7/13	8,109,912
8,500,000	0.75%, due 12/18/13	8,565,459
5,300,000	1.25%, due 2/27/14	5,397,080
		39,685,113

U.S. Treasury Notes 44.0%
	U.S. Treasury Note
4,000,000	1.50%, due 7/15/12	4,007,344
3,300,000	0.625%, due 7/31/12	3,303,353
7,000,000	1.75%, due 8/15/12	7,024,612
15,300,000	1.375%, due 9/15/12	15,357,972
8,000,000	1.375%, due 10/15/12	8,038,128
5,000,000	1.375%, due 11/15/12	5,028,515
8,000,000	1.375%, due 1/15/13	8,061,248
8,000,000	1.375%, due 3/15/13	8,075,936
8,450,000	0.75%, due 9/15/13	8,506,446
4,000,000	0.75%, due 12/15/13	4,030,624
3,000,000	0.25%, due 12/15/14	2,994,843
		74,429,021
Total U.S. Government Agencies
and Instrumentalities
(cost $120,979,041)		121,170,452

Shares			Value

SHORT-TERM INVESTMENTS 4.0%
6,829,381	Fidelity Institutional Money
	Market Government Portfolio -
	Class I, 0.01% (b)		6,829,381
Total Short-Term Investments
(cost $6,829,381)			6,829,381
Total Investments
(cost $170,604,458)		101.5%	171,714,963
Liabilities less Other Assets		(1.5)%	(2,537,050)
TOTAL NET ASSETS		100.0%	$169,177,913

(a)	Variable rate note. Rate shown reflects the rate in effect atMay 31, 2012.
(b)	Rate shown is the 7-day yield at May 31, 2012.
ARM – Adjustable Rate Mortgage
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – May 31, 2012
(Unaudited)

	Moderate
	Duration	Short-Term
	Bond Fund	Securities Fund

Assets:
Investments in securities, at value:
Non-affiliates (cost $46,173,113 and $170,604,458, respectively)	$47,665,998	$171,714,963
Affiliates (cost $2,354,003 and $0, respectively) (Note 8)	2,354,761	—
Total investments in securities, at value (cost $48,527,116 and $170,604,458, respectively)	50,020,759	171,714,963
Deposit at broker for futures contracts	274,558	—
Receivable for securities sold	396,067	36,165
Receivable for fund shares sold	19,853	189,804
Interest receivable	288,458	528,203
Collateral receivable from broker	1,545	—
Receivable for variation margin	560	—
Swap payments paid	54,079	—
Unrealized appreciation on foreign currency contracts	7,666	—
Prepaid expenses	18,966	27,820
Total assets	51,082,511	172,496,955

Liabilities:
Payable for fund shares redeemed	4,245	226,125
Payable for securities purchased	1,745,842	2,997,848
Interest payable on swap contracts	42,583	—
Unrealized depreciation on swap contracts	5,624	—
Distribution fees	4,711	—
Investment advisory fees	629	24,025
Administration fees	9,474	11,984
Custody fees	2,035	2,895
Transfer agent fees and expenses	10,697	19,755
Fund accounting fees	11,720	15,480
Audit fees	8,584	8,583
Chief Compliance Officer fee	906	1,313
Accrued expenses	5,687	11,034
Total liabilities	1,852,737	3,319,042
Net Assets	$49,229,774	$169,177,913

Net Assets Consist of:
Paid-in capital	$47,435,940	$169,017,600
Undistributed net investment loss	(109,408)	(28,849)
Accumulated net realized gain/(loss) on investments, forward currency contracts,
futures contracts and swap contracts	349,468	(921,343)
Net unrealized appreciation/(depreciation) on:
Investments and foreign currency related transactions	1,491,242	1,110,505
Forward currency contracts	7,666	—
Futures contracts	60,490	—
Swap contracts	(5,624)	—
Net Assets	$49,229,774	$169,177,913
Net Asset Value, Offering Price and Redemption Price Per Share	$20.79	$10.10
Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	2,367,629	16,745,048

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Six Months Ended May 31, 2012
(Unaudited)

	Moderate
	Duration	Short-Term
	Bond Fund	Securities Fund

Investment Income:
Interest	$603,627	$625,177
Dividends from non-affiliates	8,484	—
Dividends from affiliates	54,916	—
Total investment income	667,027	625,177

Expenses:
Investment advisory fees (Note 4)	74,736	168,593
Distribution fees (Note 5)	24,912	—
Fund accounting fees (Note 4)	22,557	31,535
Administration fees (Note 4)	18,254	23,747
Transfer agent fees and expenses (Note 4)	15,681	37,092
Registration fees	10,794	12,073
Audit fees	8,611	8,610
Custody fees (Note 4)	5,005	9,436
Trustees’ fees	3,486	6,058
Legal fees	3,341	3,816
Reports to shareholders	2,296	2,437
Insurance	1,991	4,539
Chief Compliance Officer fee (Note 4)	1,920	2,775
Miscellaneous	2,772	6,223
Total expenses	196,356	316,934
Less: Fee waiver by adviser (Note 4)	(71,797)	(21,897)
Net expenses	124,559	295,037
Net investment income	542,468	330,140

Realized and Unrealized Gain/(Loss) on Investments, Foreign Currency Related Transactions,
Forward Currency Contracts, Futures Contracts and Swap Contracts:
Net realized gain/(loss) on:
Investments and foreign currency related transactions:
Non-affiliates	501,256	15,118
Affiliates	(12,000)	—
Forward currency contracts	91,024	—
Futures contracts	10,652	—
Swap contracts	(286,081)	—
Capital gain distributions from regulated investment companies	66,327	—
Net change in unrealized appreciation/(depreciation) on:
Investments and foreign currency related transactions	230,725	113,076
Forward currency contracts	(3,552)	—
Futures contracts	60,490	—
Swap contracts	(5,624)	—
Net gain on investments, foreign currency related transactions,
forward currency contracts, futures contracts and swap contracts	653,217	128,194
Net increase in net assets resulting from operations	$1,195,685	$458,334

The accompanying notes are an integral part of these financial statements

PIA Funds
Statements of Changes in Net Assets

	Moderate Duration		Short-Term
	Bond Fund		Securities Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	May 31, 2012	Nov. 30,	May 31, 2012	Nov. 30,
	(Unaudited)	2011	(Unaudited)	2011

Increase/(Decrease) in Net Assets From

Operations:
Net investment income	$542,468	$1,186,948	$330,140	$784,313
Net realized gain/(loss) on:
Investments and foreign currency related transactions	489,256	719,215	15,118	13,382
Forward currency contracts	91,024	52,035	—	—
Futures contracts	10,652	(189,408)	—	—
Swap contracts	(286,081)	26,691	—	—
Capital gain distributions from regulated investment companies	66,327	—	—	—
Net change in unrealized appreciation/(depreciation) on:
Investments and foreign currency related transactions	230,725	(12,032)	113,076	(81,633)
Forward currency contracts	(3,552)	11,218	—	—
Futures contracts	60,490	—	—	—
Swap contracts	(5,624)	—	—	—
Net increase in net assets resulting from operations	1,195,685	1,794,667	458,334	716,062

Distributions Paid to Shareholders:
Distributions from net investment income	(631,949)	(1,385,200)	(370,406)	(873,127)
Distributions from net realized gains on investments	(491,178)	(471,981)	—	—
Total distributions paid to shareholders	(1,123,127)	(1,857,181)	(370,406)	(873,127)

Capital Share Transactions:
Proceeds from shares sold	3,804,123	12,201,569	34,972,078	72,711,646
Distributions reinvested	807,080	1,306,948	145,113	421,364
Payment for shares redeemed	(6,740,332)	(15,705,394)	(37,535,623)	(56,415,533)
Net increase/(decrease) in net assets
from capital share transactions	(2,129,129)	(2,196,877)	(2,418,432)	16,717,477
Total increase/(decrease) in net assets	(2,056,571)	(2,259,391)	(2,330,504)	16,560,412

Net Assets, Beginning of Period	51,286,345	53,545,736	171,508,417	154,948,005
Net Assets, End of Period	$49,229,774	$51,286,345	$169,177,913	$171,508,417
Includes Undistributed Net Investment Income/(Loss) of	$(109,408)	$(19,927)	$(28,849)	$11,417

Transactions in Shares:
Shares sold	183,317	595,824	3,460,750	7,196,763
Shares issued on reinvestment of distributions	38,997	63,901	14,363	41,709
Shares redeemed	(324,906)	(767,042)	(3,714,756)	(5,583,171)
Net increase/(decrease) in shares outstanding	(102,592)	(107,317)	(239,643)	1,655,301

The accompanying notes are an integral part of these financial statements.

PIA Funds
MODERATE DURATION BOND FUND
Financial Highlights

	Six Months
	Ended		Year Ended November 30,
	May 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$20.76		$20.77	$20.19	$18.99	$18.94	$18.50

Income From Investment Operations:
Net investment income	0.23		0.47	0.39	0.52	0.69	0.84
Net realized and unrealized gain on investments,
foreign currency related transactions, forward currency
contracts, futures contracts and swap contracts	0.27		0.26	0.59	1.25	0.04	0.44
Total from investment operations	0.50		0.73	0.98	1.77	0.73	1.28

Less Distributions:
Distributions from net investment income	(0.27)		(0.55)	(0.40)	(0.54)	(0.68)	(0.84)
Distributions from net realized gains on investments	(0.20)		(0.19)	—	—	—	—
Return of capital distribution	—		—	—	(0.03)	—	—
Total distributions	(0.47)		(0.74)	(0.40)	(0.57)	(0.68)	(0.84)

Net asset value, end of period	$20.79		$20.76	$20.77	$20.19	$18.99	$18.94

Total Return	2.37	%++	3.61%	4.93%	9.43%	3.95%	7.10%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$49,230		$51,286	$53,546	$44,123	$20,936	$10,760
Ratio of expenses to average net assets:
Net of fee waivers and reimbursements	0.50	%+	0.50%	0.50%	0.50%	0.50%	0.50%
Before fee waivers and reimbursements	0.79	%+	0.79%	0.82%	0.94%	1.50%	1.62%
Ratio of net investment income to average net assets:
Net of fee waivers and reimbursements	2.17	%+	2.29%	1.95%	2.68%	3.80%	4.50%
Before fee waivers and reimbursements	1.88	%+	2.00%	1.63%	2.24%	2.80%	3.38%
Portfolio turnover rate	73	%++	256%	446%	474%	366%	158%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA Funds
SHORT-TERM SECURITIES FUND
Financial Highlights

	Six Months
	Ended		Year Ended November 30,
	May 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.10		$10.11	$10.12	$10.06	$10.02	$9.97

Income From Investment Operations:
Net investment income	0.02		0.05	0.07	0.18	0.36	0.46
Net realized and unrealized gain on investments	0.00		(0.00)*	0.00	0.06	0.04	0.06
Total from investment operations	0.02		0.05	0.07	0.24	0.40	0.52

Less Distributions:
Distributions from net investment income	(0.02)		(0.06)	(0.08)	(0.18)	(0.36)	(0.47)
Total distributions	(0.02)		(0.06)	(0.08)	(0.18)	(0.36)	(0.47)

Net asset value, end of period	$10.10		$10.10	$10.11	$10.12	$10.06	$10.02

Total Return	0.22	%++	0.47%	0.72%	2.45%	4.05%	5.40%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$169,178		$171,508	$154,948	$158,124	$65,304	$53,836
Ratio of expenses to average net assets:
Net of fee waivers and reimbursements	0.35	%+	0.35%	0.35%	0.35%	0.35%	0.35%
Before fee waivers and reimbursements	0.38	%+	0.39%	0.40%	0.39%	0.49%	0.59%
Ratio of net investment income to average net assets:
Net of fee waivers and reimbursements	0.39	%+	0.51%	0.67%	1.58%	3.56%	4.64%
Before fee waivers and reimbursements	0.36	%+	0.47%	0.62%	1.54%	3.42%	4.40%
Portfolio turnover rate	26	%++	11%	59%	52%	47%	55%

*	Amount is less than $0.01.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – May 31, 2012
(Unaudited)

Note 1 – Organization

The PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund (together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA Moderate Duration Bond Fund (the “Moderate Duration Fund”) is to seek to maximize total return through investing in bonds while minimizing risk as compared to the market.  The Moderate Duration Fund is a non-diversified fund.  The investment objective of the PIA Short-Term Securities Fund (the “Short-Term Fund”) is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.  The Moderate Duration Fund and the Short-Term Fund commenced operations on September 1, 1998 and April 22, 1994, respectively.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations.  The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009 – 2011, or expected to be taken in the Funds’ 2012 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

PIA Funds
Notes to Financial Statements – May 31, 2012 (continued)
(Unaudited)

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis.  Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2012, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

PIA Funds
Notes to Financial Statements – May 31, 2012 (continued)
(Unaudited)

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.  The Funds’ investments are carried at fair value.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

PIA Funds
Notes to Financial Statements – May 31, 2012 (continued)
(Unaudited)

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.  Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s exchange rate, and the 30-, 60-, 90-, 180-, and 360- day forward rates provided by an independent pricing service.  Futures contracts are valued at the last sale price at the close of trading on the relevant exchange.  If there was no sale on the applicable exchange on such day, they are valued at the mean of the quoted bid and asked prices as of the close of such exchange.

Short-Term Securities – Short-term securities which mature in 60 days or less are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).  Short-term investments which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds’ investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees.  As of May 31, 2012, Pacific Income Advisers, Inc., the adviser, has determined that the Rule 144A securities held by the Moderate Duration Fund are considered liquid.  The Short-Term Fund did not hold Rule 144A securities at May 31, 2012.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share.

PIA Funds
Notes to Financial Statements – May 31, 2012 (continued)
(Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2012:

Moderate Duration Fund

	Level 1	Level 2	Level 3	Total

Fixed Income
Corporate Bonds	$—	$12,325,375	$—	$12,325,375
Sovereign Bonds	—	898,076	—	898,076
Mortgage-Backed Securities	—	17,245,020	—	17,245,020
U.S. Government Agencies
and Instrumentalities	—	14,430,936	—	14,430,936
Exchange-Traded Funds	1,529,010	—	—	1,529,010
Open-End Funds	2,354,761	—	—	2,354,761
Total Fixed Income	3,883,771	44,899,407	—	48,783,178
Short-Term Investments	1,237,581	—	—	1,237,581
Total Investments	$5,121,352	$44,899,407	$—	$50,020,759
Other Financial Investments*
Forward Currency Contracts	$—	$7,666	$—	$7,666
Futures Contracts	—	60,490	—	60,490
Swap Contracts	—	(5,624)	—	(5,624)
	$—	$62,532	$—	$62,532

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, and include forward currency contracts, futures contracts, and swap contracts which are valued at the unrealized appreciation/(depreciation) on the instruments.

Short-Term Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$24,686,998	$—	$24,686,998
Mortgage-Backed Securities	—	19,028,132	—	19,028,132
U.S. Government Agencies
and Instrumentalities	—	121,170,452	—	121,170,452
Total Fixed Income	—	164,885,582	—	164,885,582
Short-Term Investments	6,829,381	—	—	6,829,381
Total Investments	$6,829,381	$164,885,582	$—	$171,714,963

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at May 31, 2012, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Funds during the six months ended May 31, 2012.

PIA Funds
Notes to Financial Statements – May 31, 2012 (continued)
(Unaudited)

New Accounting Pronouncement – On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement.  The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement.  The effective date of the ASU is for interim and annual periods beginning after December 15, 2011.  At this time, the Funds are evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  The Funds are currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates

The Funds have investment advisory agreement with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Moderate Duration Fund and the Short-Term Fund pay fees calculated at an annual rate of 0.30% and 0.20%, respectively, based upon the average daily net assets of each Fund.  For the six months ended May 31, 2012, the Moderate Duration Fund and the Short-Term Fund incurred $74,736 and $168,593 in advisory fees, respectively.

The Funds are responsible for their own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the Moderate Duration Fund’s and the Short-Term Fund’s aggregate annual operating expenses to 0.50% and 0.35% of average daily net assets, respectively.  The Adviser will continue the expense waiver and/or reimbursement through at least March 30, 2013.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund’s expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made since March 30, 2011.  The Adviser may not recoup expense waivers and/or reimbursements made prior to March 30, 2011.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary

PIA Funds
Notes to Financial Statements – May 31, 2012 (continued)
(Unaudited)

operating expenses.  For the six months ended May 31, 2012, the Adviser reduced its fees and/or absorbed Fund expenses in the amount of $71,797 and $21,897 for the Moderate Duration Fund and the Short-Term Fund, respectively.  No amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $171,428 and $67,415 for the Moderate Duration Fund and the Short-Term Fund, respectively, at May 31, 2012.  The expense limitation will remain in effect through at least March 30, 2013, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture expire as follows:

	Moderate Duration Fund	Short-Term Fund
Year	Amount	Amount
2014	$99,631	$45,518
2015	71,797	21,897
	$171,428	$67,415

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

For the six months ended May 31, 2012, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	Moderate Duration Fund	Short-Term Fund
Administration	$18,254	$23,747
Fund Accounting	22,557	31,535
Transfer Agency (excludes out-of-pocket
expenses and sub-ta fees)	13,735	28,353
Custody	5,005	9,436
Chief Compliance Officer	1,920	2,775

PIA Funds
Notes to Financial Statements – May 31, 2012 (continued)
(Unaudited)

At May 31, 2012, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

	Moderate Duration Fund	Short-Term Fund
Administration	$9,474	$11,984
Fund Accounting	11,720	15,480
Transfer Agency (excludes out-of-pocket
expenses and sub-ta fees)	8,443	15,495
Custody	2,035	2,895
Chief Compliance Officer	906	1,313

Note 5 – Distribution Agreement and Plan

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Moderate Duration Fund to pay the Distributor for distribution and related expenses at an annual rate of up to 0.10% of the Fund’s average daily net assets.  The Short-Term Fund did not accrue 12b-1 fees during the six months ended May 31, 2012.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended May 31, 2012, the Moderate Duration Fund paid the Distributor $24,912.

Note 6 – Purchases and Sales of Securities

For the six months ended May 31, 2012, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. government obligations) were $17,867,493 and $17,522,364, respectively, for the Moderate Duration Fund and $40,238,835 and $33,597,040, respectively, for the Short-Term Fund.  Purchases and sales of U.S. government obligations for the six months ended May 31, 2012 were $15,036,980 and $15,359,865, respectively, for the Moderate Duration Fund and $8,100,964 and $1,005,817, respectively, for the Short-Term Fund.

Note 7 – Derivative Instruments

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification.  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  During the six months ended May 31, 2012, the Short-Term Fund did not hold any derivative instruments.

The Funds are subject to credit risk in the normal course of pursuing their investment objectives.  The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its exposure to other risks, such as interest rate risks or as a substitute for taking a position in certain types of bonds.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as a payment default or bankruptcy.  Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to

PIA Funds
Notes to Financial Statements – May 31, 2012 (continued)
(Unaudited)

purchase the underlying security at par if the defined credit event occurs.  Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.  Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and swap’s notional amount is recorded as realized gain or loss on swap contracts in the statement of operations.  The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

The Moderate Duration Fund may enter into forward foreign currency contracts as hedges against either specific transactions or fund positions.  The aggregate principal amount of the contracts is not recorded because the Fund intends to settle the contracts prior to delivery.  All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently.  The Fund realizes gains or losses at the time the forward contracts are extinguished.  Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future.  Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit a potential gain that might result should the value of the currency increase.  These contracts involve market risk in excess of the amount reflected in the Fund’s statement of assets and liabilities.  The face or contract amount in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.  In addition, there could be exposure to risks (limited to the amount of unrealized gains) if the counterparties to the contracts are unable to meet the terms of the contracts.

In order to protect against changes in the market and to maintain sufficient liquidity to meet redemption requests, each Fund may enter into futures contracts.  Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. government securities.  The margin required for a futures contract is set by the exchange on which the contract is traded.  Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains and losses until the contract is closed.  When the contract is closed, the Fund records a realized gain and loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities.  Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date.  Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.  These contracts involve market risk in excess of the amount reflected in the Funds’ statements of assets and liabilities.  Unrealized gains and losses on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains and losses for federal income tax purposes.

With futures, there is minimal counterparty risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

PIA Funds
Notes to Financial Statements – May 31, 2012 (continued)
(Unaudited)

Moderate Duration Fund

As of May 31, 2012, the location of derivatives in the statements of assets and liabilities and the value of the derivative instruments categorized by risk exposure are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not	Statements of Assets		Statements of Assets
Accounted for as	and Liabilities		and Liabilities
Hedging Instruments	Location*	Value	Location*	Value
Equity contracts –	Net Assets –		Net Assets –
futures	unrealized appreciation	$1,474	unrealized depreciation	$—
Interest rate contracts –	Net Assets –		Net Assets –
futures	unrealized appreciation	59,016	unrealized depreciation	—
Foreign exchange
contracts –	Net Assets –		Net Assets –
forward currency	unrealized appreciation	20,360	unrealized depreciation	(12,694)
Credit contracts –	Net Assets –		Net Assets –
swaps	unrealized appreciation	6,732	unrealized depreciation	(12,356)
		$87,582		$(25,050)

*Reflects cumulative unrealized appreciation/(depreciation) on forward currency contracts, futures contracts and swap contracts as reported in the schedules following the schedule of investments.  Only the current day’s variation margin is reflected in the statements of assets and liabilities for open futures contracts.

The effect of derivative instruments on the statements of operations for the six months ended May 31, 2012 is as follows:

Derivatives not Accounted	Location of Gain/(Loss)
for as Hedging Instruments	on Derivatives Recognized in Income	Value
Credit contracts	Net realized loss on swap contracts	$(286,081)
Equity contracts	Net realized gain on futures contracts	10,652
Foreign exchange contracts	Net realized gain on forward currency contracts	91,024
Credit contracts	Change in unrealized depreciation on swap contracts	(5,624)
Equity contracts	Change in unrealized appreciation on futures	1,474
Foreign exchange contracts	Change in unrealized depreciation on forward
	currency contracts	(3,552)
Interest rate contracts	Change in unrealized appreciation on futures contracts	59,016

PIA Funds
Notes to Financial Statements – May 31, 2012 (continued)
(Unaudited)

For the six months ended May 31, 2012, the monthly average gross notional amount of the derivatives held in the Moderate Duration Fund was as follows:

Non-Deliverable Currency

Credit Default	Forwards	Forwards	Interest Rate	Equity Index
Index Swaps	Long	Short	Futures Long	Futures Short
$4,883,333	$690,171	$(689,756)	$276,953	$(109,050)

Note 8 – Investments in Affiliates

The Moderate Duration Fund invests in the PIA BBB Bond Fund, an open-end investment company managed by the Adviser.  The PIA BBB Bond Fund does not charge an investment advisory fee and has an expense cap of 0.0%.

The aggregate market value of the PIA BBB Bond Fund holding in the Moderate Duration Fund as of May 31, 2012 amounted to $2,354,761 representing 4.8% of net assets.  Transactions during the six months ended May 31, 2012 of the PIA BBB Bond Fund are as follows:

Beginning Shares	123,644
Beginning cost	$1,262,403
Purchase cost	1,500,000
Sales cost	(408,400)
Ending cost	$2,354,003
Ending shares	235,006
Dividend income	$54,916
Net realized loss	$(12,000)

Note 9 – Lines of Credit

The Moderate Duration Fund and the Short-Term Fund have lines of credit in the amount of $7,590,000 and $24,200,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  The Funds did not draw upon their lines of credit during the six months ended May 31, 2012.

Note 10 – Federal Income Tax Information

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of paydowns and swap contracts.

The tax character of distributions paid during the six months ended May 31, 2012 and the year ended November 30, 2011 was as follows:

	Moderate Duration Fund		Short-Term Fund
	May 31, 2012	Nov. 30, 2011	May 31, 2012	Nov. 30, 2011
Ordinary income	$674,244	$1,595,436	$370,406	$873,127
Long-term capital gains	448,884	261,745	—	—

Ordinary income distributions may include dividends paid from short-term capital gains.

PIA Funds
Notes to Financial Statements – May 31, 2012 (continued)
(Unaudited)

As of November 30, 2011, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Moderate Duration Fund	Short-Term Fund
Cost of investments (a)	$48,893,492	$168,567,975
Gross unrealized appreciation	1,600,922	1,028,013
Gross unrealized depreciation	(374,303)	(30,584)
Net unrealized appreciation	1,226,619	997,429
Net unrealized depreciation foreign currency	(1,779)	—
Undistributed ordinary income	47,567	11,417
Undistributed long-term capital gains	448,869	—
Total distributable earnings	496,436	11,417
Other accumulated gains/(losses)	—	(936,461)
Total accumulated earnings/(losses)	$1,721,276	$72,385

(a)	The difference between book-basis and tax-basis net unrealized appreciation is attributable primarily to wash sales.

The Moderate Duration Fund utilized capital loss carryforwards of $851,953 during the fiscal year ended November 30, 2011.  The Short-Term Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

	2012	2013	2014	2015	2017	2018	2019	Total
Short-Term Fund	$326,612	$183,103	$218,276	$43,801	$45,313	$56,182	$63,174	$936,461

PIA Funds
Notice to Shareholders – May 31, 2012
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available by calling 1-800-251-1970.

PIA Funds
Approval of Investment Advisory Agreement
(Unaudited)

At a meeting held on December 6-8, 2011, the Board, including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the continuance of the Advisory Agreement for the PIA Moderate Duration Bond Fund and PIA Short-Term Securities Fund with the Adviser for another annual term.  At this meeting, and at a prior meeting held on October 26-27, 2011, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, and the Adviser’s business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss various marketing and compliance topics, including the Adviser’s diligence in risk oversight.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Funds as of August 31, 2011 on both an absolute basis, and in comparison to their peer funds as classified by Lipper and Morningstar.

PIA Moderate Duration Bond Fund:  The Board noted that the Moderate Duration Bond Fund’s performance, with regard to its Lipper and Morningstar comparative universes, was above its peer group median and Lipper Index for the three-month, year-to-date and five-year periods, and below its peer group median and Lipper Index for the one-year, three-year and ten-year periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and found the differences to be reasonable.

PIA Short-Term Securities Fund:  The Board noted that the Short-Term Securities Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and Lipper Index for the three-month, five-year and ten-year periods, above its peer group median but below its Lipper Index for the year-to-date and one-year periods and below its peer group median but above its Lipper Index for the three-year period.

PIA Funds
Approval of Investment Advisory Agreement (continued)
(Unaudited)

The Board noted that the Short-Term Securities Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for the three-month, year-to-date, five-year and ten-year periods, and below its peer group median and average for the one-year and three-year periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and found the differences to be reasonable.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to its Lipper peer funds and to separate accounts for other types of clients advised by the Adviser, all Fund expense waivers and reimbursements, as well as information regarding fee offsets for separate account clients invested in the Funds.

PIA Moderate Duration Bond Fund:  The Board noted that the Adviser had voluntarily agreed to maintain an expense limitation for the Moderate Duration Bond Fund of 0.50% (the “Expense Cap”).  Additionally, the Board noted that the Fund’s total expense ratio was below its peer group median and average, both before and after the adjustment of the peer group to include only funds of similar asset size.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average.  The Board also noted that after voluntary advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the Adviser received less than its contractual advisory fee from the Fund during the most recent fiscal period.  The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were in line with the fees charged to the Adviser’s separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

PIA Short-Term Securities Fund:  The Board noted that the Adviser had voluntarily agreed to maintain an Expense Cap for the Short-Term Securities Fund of 0.35%.  Additionally, the Board noted that the Fund’s total expense ratio was below its peer group median and average, both before and after the adjustment of the peer group to include only funds of similar asset size.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average.  The Board also noted that after voluntary advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the Adviser received less than its contractual advisory fee from the Fund during the most recent fiscal period.  The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were in line with the fees charged by the Adviser to its separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

PIA Funds
Approval of Investment Advisory Agreement (continued)
(Unaudited)

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized by the Adviser as the assets of the Funds grow.  In this regard, the Board noted that the Adviser has voluntarily agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the Expense Caps.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, such as benefits received in exchange for Rule 12b-1 fees on the Moderate Duration Bond Fund.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had sufficient resources to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the PIA Moderate Duration Bond Fund and PIA Short-Term Securities Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the PIA Moderate Duration Bond Fund and PIA Short-Term Securities Fund would be in the best interest of each Fund and its shareholders.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

– PIA High Yield Fund
Investor Class

Semi-Annual Report

May 31, 2012

PIA High Yield Fund

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six month period ended May 31, 2012 regarding the following series of the PIA Mutual Funds for which Pacific Income Advisers, Inc. (PIA) is the adviser: the PIA High Yield Fund.

During the six months ended May 31, 2012, the High Yield Fund’s total return, including the reinvestment of dividends, was 7.21% versus 7.84% for its benchmark, the Barclays Capital U.S. Corporate High-Yield Index.  The Fund’s total return is net of 0.49% in Fund fees and expenses for the six months, compared to the benchmark index, which does not incur fees and expenses.

The high yield bond market as measured by the Barclays Capital U.S. Corporate High-Yield Index performed well during this period in response to improving U.S. economic data, including employment and housing.  In particular, there was a pronounced rotation into lower quality CCC credits during this period as high yield investors increased their risk appetite.  The CCC quality bonds produced a return of 10.25% (versus a benchmark return of 7.84%), far outpacing returns of 7.23% and 7.31%, respectively, for BBs and Bs.  As noted in our annual commentary, our portfolio was conservatively positioned going into this period and therefore lagged the benchmark, as would be expected, given our underweight in securities rated CCC and with slightly lower duration.  Our underweight of certain high beta sectors such as gaming, building materials, wireless, financials, and transportation services (which all rallied significantly in the early months of this period) also reduced our return.

The Gross Domestic Product’s (GDP) annual rate of growth was +1.9% for the first quarter of 2012 compared to +3.0% during the fourth quarter of 2011 and 1.6% for all of 2011.  Although improving, the housing sector continued to be soft and unemployment levels were still above 8%.  The Federal Reserve maintained its easier monetary policy by keeping the Federal Funds Rate close to zero.  Inflation, as measured by the Consumer Price Index, declined to 2.3% year over year at April 2012, down from 3.0% during 2011.

Yields on 5-year Treasury notes and 30-year Treasury bonds declined by 29 and 42 basis points (bp), respectively, from November 30, 2011 to May 31, 2012.  Yields on 6 month and one-year Treasuries were relatively unchanged.  The slow economy, European sovereign risk, and accommodation by the Federal Reserve helped the bond market.

Please take a moment to review the Fund’s statement of assets and the results of operations for the six month period ended May 31, 2012.  We look forward to reporting to you again with the annual report dated November 30, 2012.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

1

PIA High Yield Fund

Past performance is not a guarantee of future results.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in Asset-Backed and Mortgage-Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates.  The Fund may invest in swap investment derivatives.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.

The Barclays Capital U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.  You cannot invest directly in an index.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s, Moody’s Investors Service, and Fitch Investors Service.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).

Gross Domestic Product (“GDP”) is the amount of goods and services produced in a year, in a country.

Consumer Price Index (“CPI”) measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Basis point equals 1/100th of 1%.

Beta is the measure of the volatility, or systematic risk, of a security or a portfolio, in comparison to the market as a whole.

Please refer to the Schedule of Investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Current and future portfolio holdings are subject to risk.

Quasar Distributors, LLC, Distributor

2

PIA High Yield Fund
Expense Example – May 31, 2012
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA High Yield Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/11 – 5/31/12).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.98% per the operating expenses limitation agreement for the PIA High Yield Fund.  Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/11	Value 5/31/12	Period 12/1/11 – 5/31/12*
PIA High Yield Fund
Actual	$1,000.00	$1,072.10	$5.08
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.95

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 366 days to reflect the one-half year expense.  The annualized expense ratio of the PIA High Yield Fund is 0.98%.

3

PIA High Yield Fund
Allocation of Portfolio Assets – May 31, 2012
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

Cash Equivalents
4%
Technology
7%
Basic Materials
17%
Communications
5%
Consumer, Cyclical
13%
Consumer, Non-cyclical
18%
Energy
4%
Financial
2%
Industrial
30%

4

PIA High Yield Fund
Schedule of Investments – May 31, 2012
(Unaudited)

Principal Amount		Value

CORPORATE BONDS 92.6%

Aerospace/Defense 2.4%
	Ducommun, Inc.
$200,000	9.75%, due 7/15/18	$212,500
	Transdigm, Inc.
450,000	7.75%, due 12/15/18	480,375
		692,875

Automotive 5.5%
	Accuride Corp.
475,000	9.50%, due 8/1/18	498,749
	Affinia Group, Inc.
100,000	9.00%, due 11/30/14	101,000
40,000	10.75%, due 8/15/16 (b)	43,500
	Goodyear Tire & Rubber
400,000	7.00%, due 5/15/22	394,000
	Schaeffler Finance BV
300,000	8.50%, due 2/15/19 (b)	316,875
	Stoneridge, Inc.
125,000	9.50%, due 10/15/17 (b)	130,625
	UCI International, Inc.
130,000	8.625%, due 2/15/19	133,250
		1,617,999

Building Materials 2.1%
	HD Supply, Inc.
475,000	8.125%, due 4/15/19 (b)	496,375
	Roofing Supply Group LLC
125,000	10.00%, due 6/1/20 (b)	126,875
		623,250

Chemicals 11.5%
	Ferro Corp.
300,000	7.875%, due 8/15/18	300,000
	Hexion U.S. Finance Corp.
250,000	6.625%, due 4/15/20 (b)	254,375
	Huntsman International LLC
300,000	5.50%, due 6/30/16	301,500
	Ineos Finance PLC
350,000	8.375%, due 2/15/19 (b)	360,500
100,000	7.50%, due 5/1/20 (b)	99,500
	Kraton Polymers LLC
225,000	6.75%, due 3/1/19	231,750
	Macdermid, Inc.
313,000	9.50%, due 4/15/17 (b)	326,303
	Momentive Performance
	Materials, Inc.
102,000	12.50%, due 6/15/14	107,355
200,000	9.00%, due 1/15/21	152,000
	Nexeo Solutions LLC
550,000	8.375%, due 3/1/18 (b)	530,750
	Polymer Group LLC
200,000	7.75%, due 2/1/19	209,000
	Polypore International, Inc.
275,000	7.50%, due 11/15/17	288,750
	Texas Petrochemical Corp.
200,000	8.25%, due 10/1/17	211,000
		3,372,783

Construction Machinery 1.1%
	H & E Equipment Services, Inc.
300,000	8.375%, due 7/15/16	310,500

Consumer Cyclical Services 3.1%
	GEO Group, Inc.
100,000	6.625%, due 2/15/21	103,750
	Reliance Intermediate Holdings
275,000	9.50%, due 12/15/19 (b)	303,875
	West Corp.
200,000	8.625%, due 10/1/18	209,500
300,000	7.875%, due 1/15/19	302,250
		919,375

Consumer Products 3.5%
	Amscan Holdings, Inc.
350,000	8.75%, due 5/1/14	350,875

The accompanying notes are an integral part of these financial statements.

5

PIA High Yield Fund
Schedule of Investments – May 31, 2012 (continued)
(Unaudited)

Principal Amount		Value

Consumer Products 3.5% (Continued)
	Jarden Corp.
$300,000	7.50%, due 5/1/17	$333,000
	Visant Corp.
350,000	10.00%, due 10/1/17	332,500
		1,016,375

Distributors 0.7%
	Amerigas Partners Financial Corp.
200,000	6.25%, due 8/20/19	197,000

Diversified Manufacturing 5.9%
	Actuant Corp.
175,000	5.625%, due 6/15/22 (b)	177,625
	Constellation Enterprises LLC
250,000	10.625%, due 2/1/16 (b)	248,750
	Dynacast International LLC
315,000	9.25%, due 7/15/19 (b)	326,025
	Griffon Corp.
125,000	7.125%, due 4/1/18	126,250
	Mcron Finance Sub LLC
300,000	8.375%, due 5/15/19 (b)	297,000
	RBS Global & Rexnord Corp.
400,000	8.50%, due 5/1/18	426,999
	Thermon Industries, Inc.
127,000	9.50%, due 5/1/17	140,335
		1,742,984
Environmental 2.8%
	Casella Waste Systems, Inc.
400,000	7.75%, due 2/15/19	394,000
	EnergySolutions, Inc.
150,000	10.75%, due 8/15/18	153,375
	Heckmann Corp.
300,000	9.875%, due 4/15/18 (b)	285,750
		833,125

Finance 1.3%
	National Money Mart Co.
350,000	10.375%, due 12/15/16	388,500

Food and Beverage 2.1%
	Aramark Holdings Corp.
200,000	8.625%, due 5/1/16 (b)	205,002
	Bumble Bee Acquisition Corp.
400,000	9.00%, due 12/15/17 (b)	399,000
		604,002

Gaming 0.5%
	Scientific Games Corp.
135,000	8.125%, due 9/15/18	144,113

Healthcare 3.3%
	Air Medical Group Holdings
45,000	9.25%, due 11/1/18 (b)	45,788
	Examworks Group, Inc.
50,000	9.00%, due 7/15/19 (b)	51,000
	Harmony Foods Corp.
290,000	10.00%, due 5/1/16 (b)	295,800
	Physio-Control
	International Corp.
350,000	9.875%, due 1/15/19 (b)	372,750
	STHI Holding Corp.
200,000	8.00%, due 3/15/18 (b)	211,000
		976,338

Industrial – Other 7.7%
	American Tire Distributors, Inc.
400,000	9.75%, due 6/1/17	426,000
	Dycom Investments, Inc.
175,000	7.125%, due 1/15/21	182,000
	Great Lakes Dredge
	& Dock Corp.
125,000	7.375%, due 2/1/19	126,875
	Interline Brands, Inc.
655,000	7.00%, due 11/15/18	677,924
	RSC Equipment Rental, Inc.
610,000	8.25%, due 2/1/21	648,125
	Trimas Corp.
200,000	9.75%, due 12/15/17	219,500
		2,280,424

The accompanying notes are an integral part of these financial statements.

6

PIA High Yield Fund
Schedule of Investments – May 31, 2012 (continued)
(Unaudited)

Principal Amount		Value

Media Non-Cable 1.8%
	National Cinemedia LLC
$100,000	7.875%, due 7/15/21	$105,000
	RR Donnelley & Sons Co.
50,000	8.25%, due 3/15/19	47,875
	SGS International, Inc.
391,000	12.00%, due 12/15/13	393,933
		546,808

Metals and Mining 2.7%
	American Rock
	Salt Company LLC
300,000	8.25%, due 5/1/18 (b)	256,500
	Castle (AM) & Co.
250,000	12.75%, due 12/15/16 (b)	268,750
	Rain CII Carbon LLC
200,000	8.00%, due 12/1/18 (b)	210,000
	Suncoke Energy, Inc.
50,000	7.625%, due 8/1/19	49,750
		785,000

Oil Field Services 3.2%
	Gulfmark Offshore, Inc.
500,000	6.375%, due 3/15/22 (b)	503,750
	Petroleum Geo-Services
200,000	7.375%, due 12/15/18 (b)	208,000
	Platinum Energy Solutions, Inc.
250,000	14.25%, due 3/1/15	235,000
		946,750

Packaging 8.8%
	AEP Industries, Inc.
486,000	8.25%, due 4/15/19	500,579
	Bway Parent Company, Inc.
433,695	10.125%, due 11/1/15	433,695
	Packaging Dynamics Corp.
275,000	8.75%, due 2/1/16 (b)	290,125
	Plastipak Holdings, Inc.
285,000	8.50%, due 12/15/15 (b)	294,975
	Pretium Packaging LLC
175,000	11.50%, due 4/1/16	178,938
	Sealed Air Corp.
400,000	7.875%, due 6/15/17	434,000
	Tekni-Plex, Inc.
400,000	9.75%, due 6/1/19 (b)	398,000
	Tenneco Packaging, Inc.
50,000	8.125%, due 6/15/17	45,750
		2,576,062

Paper 6.5%
	Boise Paper Holding
	Company LLC
111,000	8.00%, due 4/1/20	122,100
	Cascades, Inc.
200,000	7.75%, due 12/15/17	200,000
205,000	7.875%, due 1/15/20	201,925
	Clearwater Paper Corp.
189,000	7.125%, due 11/1/18	199,868
	Longview Fibre
	Paper & Packaging
310,000	8.00%, due 6/1/16 (b)	309,225
	Smurfit Kappa Funding
200,000	7.75%, due 4/1/15	203,000
	Verso Paper Holdings LLC
325,000	11.75%, due 1/15/19 (b)	326,219
	Xerium Technologies, Inc.
450,000	8.875%, due 6/15/18	342,000
		1,904,337

Retailers 2.2%
	Petco Animal Supplies, Inc.
250,000	9.25%, due 12/1/18 (b)	270,000
	Rent-A-Center, Inc.
350,000	6.625%, due 11/15/20	369,250
		639,250

The accompanying notes are an integral part of these financial statements.

7

PIA High Yield Fund
Schedule of Investments – May 31, 2012 (continued)
(Unaudited)

Principal Amount
		Value

Technology 12.4%
	Audatex North America, Inc.
$175,000	6.75%, due 6/15/18 (b)	$181,125
	CDW LLC
250,000	8.00%, due 12/15/18	266,250
250,000	8.50%, due 4/1/19	258,125
	Commscope, Inc.
440,000	8.25%, due 1/15/19 (b)	454,850
	Evertec, Inc.
400,000	11.00%, due 10/1/18	428,000
	First Data Corp.
500,000	7.375%, due 6/15/19 (b)	502,500
	Iron Mountain, Inc.
300,000	7.75%, due 10/1/19	321,000
	Sophia L.P./Sophia Finance, Inc.
300,000	9.75%, due 1/15/19 (b)	312,750
	Transunion Holding Co.
500,000	9.625%, due 6/15/18 (b)	530,000
	Welltec A/S
400,000	8.00%, due 2/1/19 (b)	382,000
		3,636,600

Textile 0.3%
	Levi Strauss & Co
100,000	6.875%, due 5/1/22 (b)	99,750

Transportation Services 0.6%
	Hertz Corp.
175,000	6.75%, due 4/15/19 (b)	179,813

Wirelines 0.6%
	Frontier Communications Corp.
170,000	9.25%, due 7/1/21	176,800

Total Corporate Bonds
(cost $26,925,209)		27,210,813

Shares

SHORT-TERM INVESTMENTS 4.2%
1,243,745	Invesco STIT – Prime Portfolio –
Institutional Class, 0.09% (a)	1,243,745
Total Short-Term Investments
(cost $1,243,745)	1,243,745
Total Investments
(cost $28,168,954)	96.8%	28,454,558
Other Assets less Liabilities	3.2%	931,003
TOTAL NET ASSETS	100.0%	$29,385,561

(a)	Rate shown is the 7-day yield at May 31, 2012.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  The Fund’s Adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2012, the value of these investments was $11,883,375 or 40.4% of net assets.

The accompanying notes are an integral part of these financial statements.

8

PIA High Yield Fund
Statement of Assets and Liabilities – May 31, 2012
(Unaudited)

High Yield
Fund
Assets:
Investments in securities, at value (cost $28,168,954)	$28,454,558
Receivable for securities sold	679,460
Receivable for fund shares sold	32,212
Interest receivable	647,572
Prepaid expenses	13,076
Total assets	29,826,878

Liabilities:
Payable to investment adviser	9,974
Investments payable	393,260
Administration fees	8,360
Custody fees	1,007
Transfer agent fees and expenses	5,133
Fund accounting fees	9,423
Audit fees	8,405
Legal fees	978
Chief Compliance Officer fee	938
Shareholder Reporting	3,839
Total liabilities	441,317
Net Assets	$29,385,561

Net Assets Consist of:
Paid-in capital	$29,064,178
Undistributed net investment loss	(10,784)
Accumulated net realized gain on investments and swap contracts	46,563
Net unrealized appreciation on investments	285,604
Net Assets	$29,385,561

Net Asset Value, Offering Price and Redemption Price Per Share	$10.17

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	2,890,481

The accompanying notes are an integral part of these financial statements.

9

PIA High Yield Fund
Statement of Operations – Six Months Ended May 31, 2012
(Unaudited)

High Yield
Fund
Investment Income:
Interest	$806,188
Total investment income	806,188

Expenses:
Investment advisory fees (Note 4)	72,568
Fund accounting fees (Note 4)	21,078
Administration fees (Note 4)	16,628
Registration fees	14,527
Transfer agent fees and expenses (Note 4)	10,082
Audit fees	8,681
Insurance	2,919
Legal fees	2,789
Trustees’ fees	2,726
Custody fees (Note 4)	2,599
Reports to shareholders	2,197
Chief Compliance Officer fee (Note 4)	1,908
Miscellaneous	1,071
Total expenses	159,773
Less: Fee waiver and expense reimbursement from adviser (Note 4)	(50,363)
Net expenses	109,410
Net investment income	696,778

Realized and Unrealized Gain/(Loss) on Investments and Swap Contracts:
Net realized gain on:
Investments	148,694
Swap contracts	22,229
Net change in unrealized appreciation/(depreciation) on:
Investments	386,966
Swap contracts	(29,353)
Net gain on investments and swap contracts	528,536
Net increase in net assets resulting from operations	$1,225,314

The accompanying notes are an integral part of these financial statements.

10

PIA High Yield Fund
Statements of Changes in Net Assets

		December 31,
	Six Months	2010*
	Ended	through
	May 31, 2012	November 30,
	(Unaudited)	2011

Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$696,778	$321,601
Net realized gain/(loss) on:
Investments	148,694	(58,460)
Swap contracts	22,229	(45,900)
Net change in unrealized appreciation/(depreciation) on investments:
Investments	386,966	(101,362)
Swap contracts	(29,353)	29,353
Net increase in net assets resulting from operations	1,225,314	145,232

Distributions Paid to Shareholders:
Distributions from net investment income	(742,690)	(306,473)
Total distributions paid to shareholders	(742,690)	(306,473)

Capital Share Transactions:
Proceeds from shares sold	14,543,278	14,938,494
Distributions reinvested	200,888	78,601
Payment for shares redeemed	(634,553)	(62,530)
Net increase in net assets from capital share transactions	14,109,613	14,954,565
Total increase in net assets	14,592,237	14,793,324

Net Assets, Beginning of Period	14,793,324	—
Net Assets, End of Period	$29,385,561	$14,793,324
Includes Undistributed Net Investment Income/(Loss) of	$(10,784)	$35,128

Transactions in Shares:
Shares sold	1,422,868	1,508,185
Shares issued on reinvestment of distributions	19,716	7,848
Shares redeemed	(61,786)	(6,350)
Net increase in shares outstanding	1,380,798	1,509,683

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

11

PIA High Yield Fund
Financial Highlights

			December 31,
	Six Months		2010*
	Ended		through
	May 31, 2012		November 30,
	(Unaudited)		2011
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.80		$10.00

Income From Investment Operations:
Net investment income	0.22		0.45
Net realized and unrealized gain/(loss) on investments and swap contracts	0.39		(0.21)
Total from investment operations	0.61		0.24

Less Distributions:
Distributions from net investment income	(0.24)		(0.44)
Total distributions	(0.24)		(0.44)

Net asset value, end of period	$10.17		$9.80

Total Return	7.21	%++	2.40	%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$29,386		$14,793
Ratio of expenses to average net assets:
Net of fee waivers and expense reimbursements	0.98	%+	0.98	%+
Before fee waivers and expense reimbursements	1.43	%+	3.03	%+
Ratio of net investment income to average net assets:
Net of fee waivers and expense reimbursements	6.22	%+	5.67	%+
Before fee waivers and expense reimbursements	5.77	%+	3.62	%+
Portfolio turnover rate	11	%++	33	%++

*	Commencement of operations.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

12

PIA High Yield Fund
Notes to Financial Statements – May 31, 2012
(Unaudited)

Note 1 – Organization

The PIA High Yield Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Currently, the Fund offers the Investor Class.  The primary investment objective of the Fund is to seek a high level of current income.  The Fund commenced operations on December 31, 2010.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations.  The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund’s net asset value if the Fund makes such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Fund may also enter into dollar rolls in which the Fund sells securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Fund to “rollover” its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax year 2011, or expected to be taken in the Fund’s 2012 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the other PIA Funds in proportion to their respective net assets.

Securities Transactions and Investment Income – Security transactions are accounted for on the trade date.  Realized gains and losses on sales of securities are calculated on a first-in, first-out basis.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

13

PIA High Yield Fund
Notes to Financial Statements – May 31, 2012 (continued)
(Unaudited)

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2012, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

14

PIA High Yield Fund
Notes to Financial Statements – May 31, 2012 (continued)
(Unaudited)

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.

Short-Term Securities – Short-term securities which mature in 60 days or less are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).  Short-term securities which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures

15

PIA High Yield Fund
Notes to Financial Statements – May 31, 2012 (continued)
(Unaudited)

adopted by the Fund’s Board of Trustees.  As of May 31, 2012, Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) has determined that all the Rule 144A securities held by the Fund are considered liquid.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$27,210,813	$—	$27,210,813
Total Fixed Income	—	27,210,813	—	27,210,813
Short-Term Investments	$1,243,745	—	—	1,243,745
Total Investments	$1,243,745	$27,210,813	$—	$28,454,558

Refer to the Fund’s Schedule of Investment for a detailed break-out of securities.  Transfers between levels are recognized at May 31, 2012, the end of the reporting period.  The Fund recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Fund during the six months ended May 31, 2012.

New Accounting Pronouncement – On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement.  The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement.  The effective date of the ASU is for interim and annual periods beginning after December 15, 2011.  At this time, the Fund is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  The Funds are currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

16

PIA High Yield Fund
Notes to Financial Statements – May 31, 2012 (continued)
(Unaudited)

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates

The Fund has an investment advisory agreement with PIA pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.65% based upon the Fund’s average daily net assets.  For the six months ended May 31, 2012, the Fund incurred $72,568 in advisory fees.

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.98% of average daily net assets.  The Adviser will continue the expense waiver and/or reimbursement through at least March 30, 2013.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund’s expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended May 31, 2012, the Adviser reduced its fees in the amount of $50,363.  No amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $166,270 at May 31, 2012.  The expense limitation will remain in effect through at least March 30, 2013, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture expire as follows:

Year	Amount
2014	$115,907
2015	50,363
$166,270

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the six months ended May 31, 2012, the Fund incurred $16,628 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  For the six months ended May 31, 2012, the High Yield Fund incurred $21,078 in fund accounting fees and $8,400 in transfer agent fees (excluding transfer agency out-of-pocket expenses and sub-ta fees).  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended May 31, 2012, the Fund incurred $2,599 in custody fees.

For the six months ended May 31, 2012, the Fund was allocated $1,908 of the Chief Compliance Officer fee.

17

PIA High Yield Fund
Notes to Financial Statements – May 31, 2012 (continued)
(Unaudited)

At May 31, 2012, the Fund had payables due to USBFS for administration, fund accounting, transfer agency (excluding transfer agency out-of-pocket expenses and sub-ta fees) and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the amount of $8,360, $9,423, $4,214, $938, and $1,007, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

Note 5 – Purchases and Sales of Securities

For the six months ended May 31, 2012, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. government obligations) were $16,216,265 and $2,837,016.  There were no purchases and sales of U.S. government obligations during the six months ended May 31, 2012.

Note 6 – Derivative Instruments

The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification.  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund is subject to credit risk in the normal course of pursuing their investment objectives.  The Fund may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its exposure to other risks, such as interest rate risks or as a substitute for taking a position in certain types of bonds.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as a payment default or bankruptcy.  Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs.  Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.  Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap contracts in the statement of operations.  The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

The effect of derivative instruments on the statement of operations for the six months ended May 31, 2012 is as follows:

	Location of Gain/(Loss) on
Derivative Type	Derivatives Recognized in Income	Value
Credit contracts	Net realized gain on swap contracts	$22,229
Credit contracts	Change in unrealized depreciation on swap contracts	(29,353)

18

PIA High Yield Fund
Notes to Financial Statements – May 31, 2012 (continued)
(Unaudited)

For the six months ended May 31, 2012, the monthly average gross notional amount of the credit default swaps held in the Fund was $2,056,667.  The Fund did not hold derivative instruments at May 31, 2012.

Note 7 – Federal Income Tax Information

Net investment income and net realized gains/losses differ for financial statement and tax purposes due to differing treatments of swap contracts.

The tax character of distributions paid during the six months ended May 31, 2012 and the year ended November 30, 2011 was as follows:

	May 31, 2012	Nov. 30, 2011
Ordinary income	$742,690	$306,473

As of November 30, 2011, the most recently completed fiscal year end, the components of capital on a tax basis were as follows:

Cost of investments (a)	$14,770,876
Gross unrealized appreciation	149,858
Gross unrealized depreciation	(251,220)
Net unrealized depreciation	(101,362)
Undistributed ordinary income	64,481
Undistributed long-term capital gains	—
Total distributable earnings	64,481
Other accumulated gains/(losses)	(124,360)
Total accumulated earnings/(losses)	$(161,241)

(a)	The difference between book-basis and tax-basis net unrealized depreciation are the same.

At November 30, 2011, the Fund had capital loss carryforwards in the amount of $124,360 which do not expire.

19

PIA High Yield Fund
Notice to Shareholders – May 31, 2012
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-800-251-1970.

20

PIA Funds
Approval of Investment Advisory Agreements
(Unaudited)

At a meeting held on December 6-8, 2011, the Board, including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the continuance of the Advisory Agreement for the PIA High Yield Fund, which commenced operations on December 31, 2010, and PIA High Yield (MACS) Fund, which had not commenced operations at the time of this meeting, with the Adviser for another annual term.  At this meeting, and at a prior meeting held on October 26-27, 2011, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, and the Adviser’s business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss various marketing and compliance topics, including the Adviser’s diligence in risk oversight.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Funds as of August 31, 2011 on both an absolute basis, and in comparison to their peer funds as classified by Lipper and Morningstar.  In reviewing the performance of the Funds, the Board took into account that the PIA High Yield Fund was newer, with less than a full year of performance history, and that the PIA High Yield (MACS) Fund had not yet commenced operations.  The Board noted that the PIA High Yield Fund’s performance, with regard to its Lipper and Morningstar comparative universes, was above its peer group median and Lipper Index (with respect to the Lipper comparative universe) or average (with respect to the Morningstar comparative universe) for all relevant periods, except that the Fund’s performance was equal to its peer group median for the year-to-date period.

The Board also considered any differences in performance between similarly managed accounts and the performance of the PIA High Yield Fund and found the differences to be reasonable.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of the Funds, the Board reviewed comparisons to their Lipper peer funds and to separate accounts for

21

PIA Funds
Approval of Investment Advisory Agreements (continued)
(Unaudited)

other types of clients advised by the Adviser, all Fund expense waivers and reimbursements, as well as information regarding fee offsets for separate account clients invested in the Funds.

PIA High Yield Fund:  The Board noted that the Adviser had contractually agreed to maintain an expense limitation for the Fund of 0.98% (the “Expense Cap”).  Additionally, the Board noted that the Fund’s total expense ratio was below its peer group median and average, both before and after the adjustment of the peer group to include only funds of similar asset size.  The Board also noted that the Fund’s contractual advisory fee was above its peer group median and average, but that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the Adviser received no contractual advisory fee from the Fund during the most recent fiscal period.  The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were in line with the fees charged to the Adviser’s separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

PIA High Yield (MACS) Fund:  The Board noted that the Adviser will not charge management fees to the Fund.  The Board recognized that clients of the Adviser will pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including assets invested in the Fund.  The Board noted that the Adviser will also voluntarily absorb all of the Fund’s ordinary operating expenses.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized by the Adviser as the assets of the Funds grow.  In this regard, the Board noted that the Adviser has agreed to reduce its advisory fees or reimburse Fund expenses so that the PIA High Yield Fund does not exceed the Expense Cap.  Additionally, the Board noted that since the Adviser will not charge a management fee to the PIA High Yield (MACS) Fund, such economies of scale might be realized in the form of lower operating expenses as the Fund grows in size.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Funds, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interest of the Funds and their shareholders.

22

PRIVACY NOTICE

 The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedules of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
Douglas G. Hess, President

Date   7/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
Douglas G. Hess, President

Date   7/27/12

By (Signature and Title)*  /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   7/27/12

* Print the name and title of each signing officer under his or her signature.